UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)

35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

1-866-476-7523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 0.4%
	362	TripAdvisor, Inc. (a)	$16,753

Building Material and Garden Equipment and Supplies Dealers - 0.7%
	253	Home Depot, Inc.	16,931
	298	Lumber Liquidators Holdings, Inc. (a)	17,635

			34,566

Chemical Manufacturing - 8.2%
	507	American Vanguard Corp.	17,187
	322	AptarGroup, Inc.	16,593
	223	CF Industries Holdings, Inc.	51,105
	227	Eastman Chemical Co.	16,151
	422	Gilead Sciences, Inc. (a)	16,648
	228	Mead Johnson Nutrition Co.	17,328
	2,303	Olin Corp.	53,568
	4,161	Questcor Pharmaceuticals, Inc.	106,023
	1,977	TETRA Technologies, Inc. (a)	16,805
	307	United Therapeutics Corp. (a)	16,544
	1,058	WD-40 Co.	56,518

			384,470

Clothing and Clothing Accessories Stores - 2.1%
	1,739	The Buckle, Inc.	81,351
	385	Urban Outfitters, Inc. (a)	16,474

			97,825

Computer and Electronic Product Manufacturing - 5.9%
	1,561	CoreLogic, Inc. (a)	40,961
	301	Cyberonics, Inc. (a)	13,051
	2,829	Entropic Communications, Inc. (a)	14,824
	783	Juniper Networks, Inc. (a)	17,524
	1,212	L-3 Communications Holdings, Inc.	92,014
	1,486	Northrop Grumman Corp.	96,650

			275,024

Credit Intermediation and Related Activities - 11.6%
	461	Bank of the Ozarks, Inc.	16,744
	5,284	Columbia Banking System, Inc.	106,737
	10,287	F.N.B. Corp.	119,226
	2,219	First Commonwealth Financial Corp.	15,688
	7,569	First Financial Bancorp.	115,730
	385	First Financial Bankshares, Inc.	15,808
	542	SunTrust Banks, Inc.	15,377
	1,433	Susquehanna Bancshares, Inc.	16,365
	337	Texas Capital Bancshares, Inc. (a)	13,952
	4,311	United Bankshares, Inc.	109,887

			545,514

Educational Services - 2.0%
	1,612	Strayer Education, Inc.	91,723

Electrical Equipment, Appliance, and Component Manufacturing - 2.0%
	1,056	Energizer Holdings, Inc.	91,883

Food Manufacturing - 4.2%
546	Archer-Daniels Midland Co.	15,577
2,645	ConAgra Foods, Inc.	86,465
2,301	General Mills, Inc.	96,504

		198,546

Food Services and Drinking Places - 2.5%
655	McDonald’s Corp.	62,415
3,078	Texas Roadhouse, Inc.	54,142

		116,557

Forestry and Logging - 0.3%
543	Weyerhaeuser Co.	16,355

Funds, Trusts, and Other Financial Vehicles - 0.3%
270	Macerich Co.	16,124

Furniture and Related Product Manufacturing - 2.2%
516	Fortune Brands Home & Security, Inc. (a)	16,894
913	Masco Corp.	16,790
1,745	Tempur-Pedic International, Inc. (a)	67,985

		101,669

General Merchandise Stores - 0.3%
403	Dollar Tree, Inc. (a)	16,116

Insurance Carriers and Related Activities - 7.3%
2,287	Cincinnati Financial Corp.	97,061
6,970	Genworth Financial, Inc. Class A (a)	63,915
236	Humana, Inc.	17,549
1,189	Loews Corp.	51,567
2,988	Protective Life Corp.	94,540
306	UnitedHealth Group, Inc.	16,894

		341,526

Leather and Allied Product Manufacturing - 1.6%
1,366	NIKE, Inc. Class B	73,832

Machinery Manufacturing - 3.9%
314	AGCO Corp. (a)	16,642
9,013	Applied Materials, Inc.	116,358
1,879	Brooks Automation, Inc.	17,587
366	FMC Technologies, Inc. (a)	17,330
214	Oil States International, Inc (a)	16,602

		184,519

Management of Companies and Enterprises - 5.3%
5,478	AES Corp.	59,382
505	Goldman Sachs Group, Inc.	74,669
11,752	National Penn Bancshares, Inc.	114,582

		248,633

Merchant Wholesalers, Durable Goods - 1.2%
924	Covidien PLC	57,602

Merchant Wholesalers, Nondurable Goods - 1.0%
470	Monsanto Co.	47,635

Miscellaneous Manufacturing - 0.8%
2,695	Boston Scientific Corp. (a)	20,132
167	The Cooper Companies, Inc.	16,925

		37,057

Miscellaneous Store Retailers - 1.8%
19,337	Office Depot, Inc. (a)	83,729

Nonmetallic Mineral Product Manufacturing - 0.3%
660	Apogee Enterprises, Inc.	16,137

Oil and Gas Extraction - 1.0%
192	Apache Corp.	16,082
318	Cabot Oil & Gas Corp.	16,784
245	Range Resources Corp.	16,457

		49,323

Paper Manufacturing - 0.3%
527	Buckeye Technologies, Inc.	15,151

Personal and Laundry Services - 1.0%
2,585	Regis Corp.	45,884

Petroleum and Coal Products Manufacturing - 3.0%
1,001	Marathon Petroleum Corp.	74,284
1,329	Tesoro Corp.	64,709

		138,993

Primary Metal Manufacturing - 0.7%
555	RTI International Metals, Inc. (a)	15,762
1,093	Steel Dynamics, Inc.	16,625

		32,387

Professional, Scientific, and Technical Services - 4.6%
164	F5 Networks, Inc. (a)	17,200
1,196	Jack Henry & Associates, Inc.	49,610
31	MasterCard, Inc. Class A	16,070
6,366	SAIC, Inc.	77,030
2,705	ValueClick, Inc. (a)	55,371

		215,281

Publishing Industries (except Internet) - 4.1%
5,542	Gannett Co., Inc.	108,789
2,403	Oracle Corp.	85,331

		194,120

Real Estate - 1.7%
5,955	Medical Properties Trust, Inc.	80,095

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.9%
390	BlackRock, Inc.	92,149
9,567	Janus Capital Group, Inc.	88,973
1,752	Legg Mason, Inc.	48,443

		229,565

Telecommunications - 3.2%
6,568	MetroPCS Communications, Inc. (a)	65,877
8,760	Windstream Corp.	85,322

		151,199

Transportation Equipment Manufacturing - 1.5%
2,025	Federal Signal Corp. (a)	16,281
489	Oshkosh Corp. (a)	19,159
412	Thor Industries, Inc.	17,336
866	Winnebago Industries, Inc (a)	16,212

		68,988

Truck Transportation - 0.4%
258	J.B. Hunt Transport Services, Inc.	17,356

Utilities - 7.3%
1,022	Edison International	49,250
2,537	Exelon Corp.	79,764
1,777	Kinder Morgan, Inc.	66,566
3,394	Pepco Holdings, Inc.	66,251
361	Southern Co.	15,967
1,802	UIL Holdings Corp.	67,052

		344,850

Wood Product Manufacturing - 0.3%
780	Louisiana-Pacific Corp. (a)	15,155

	TOTAL COMMON STOCKS (Cost $4,392,525)	$4,692,142

	TOTAL INVESTMENTS (Cost $4,392,525) - 99.9%	$4,692,142
	Other Assets in Excess of Liabilities - 0.1%	4,652

	TOTAL NET ASSETS - 100.0%	$4,696,794

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
COMMON STOCKS - 99.7%
Accommodation - 0.3%
	244	Host Hotels & Resorts, Inc.	$4,097
	83	Marriott International, Inc. Class A	3,318
	66	Starwood Hotels & Resorts Worldwide, Inc.	4,053
	47	Wyndham Worldwide Corp.	2,622

			14,090

Administrative and Support Services - 0.5%
	15	Dun & Bradstreet Corp.	1,223
	40	Equifax, Inc.	2,348
	31	Expedia, Inc.	2,023
	109	Paychex, Inc.	3,557
	47	Robert Half International, Inc.	1,656
	78	The ADT Corporation	3,705
	37	TripAdvisor, Inc. (a)	1,712
	147	Waste Management, Inc.	5,348

			21,572

Air Transportation - 0.1%
	249	Southwest Airlines Co.	2,791

Ambulatory Health Care Services - 0.2%
	28	DaVita, Inc. (a)	3,231
	32	Laboratory Corp. of America Holdings (a)	2,864
	54	Quest Diagnostics, Inc.	3,130

			9,225

Amusement, Gambling, and Recreation Industries - 0.8%
	598	The Walt Disney Co.	32,220
	27	Wynn Resorts Ltd.	3,381

			35,601

Apparel Manufacturing - 0.1%
	36	Cintas Corp.	1,521
	30	VF Corp.	4,428

			5,949

Beverage and Tobacco Product Manufacturing - 4.3%
	683	Altria Group, Inc.	23,003
	54	Beam, Inc.	3,312
	51	Brown Forman Corp. Class B	3,300
	1,301	Coca-Cola Co.	48,449
	91	Coca-Cola Enterprises, Inc.	3,173
	51	Constellation Brands, Inc. Class A (a)	1,650
	70	Dr Pepper Snapple Group, Inc.	3,155
	105	Loews Corp.	4,554
	132	Lorillard, Inc.	5,157
	53	Molson Coors Brewing Co. Class B	2,395
	50	Monster Beverage Corp. (a)	2,395
	522	Pepsico, Inc.	38,028
	564	Philip Morris International, Inc.	49,723
	109	Reynolds American, Inc.	4,794

			193,088

Broadcasting (except Internet) - 1.4%
73	Cablevision Systems Corp. Class A	1,069
199	CBS Corp. Class B	8,302
896	Comcast Corp. Class A	34,119
204	DIRECTV Class A (a)	10,433
81	Discovery Communications, Inc. Class A (a)	5,620
29	Scripps Networks Interactive, Inc. Class A	1,791

		61,334

Building Material and Garden Equipment and Supplies Dealers - 1.3%
91	Fastenal Co.	4,521
504	Home Depot, Inc.	33,728
379	Lowe’s Companies, Inc.	14,474
29	The Sherwin Williams Co.	4,702

		57,425

Chemical Manufacturing - 9.7%
533	Abbott Laboratories	18,058
533	AbbVie, Inc.	19,556
43	Actavis, Inc. (a)	3,715
72	Air Products & Chemicals, Inc.	6,295
66	Alexion Pharmaceuticals, Inc. (a)	6,203
104	Allergan, Inc.	10,921
146	Avon Products, Inc.	2,479
557	Bristol-Myers Squibb Co.	20,130
143	Celgene Corp. (a)	14,151
21	CF Industries Holdings, Inc.	4,813
44	Clorox Co.	3,450
150	Colgate-Palmolive Co.	16,105
315	E.I. du Pont de Nemours and Co.	14,946
52	Eastman Chemical Co.	3,700
89	Ecolab, Inc.	6,444
344	Eli Lilly & Co.	18,469
79	Forest Laboratories, Inc. (a)	2,868
512	Gilead Sciences, Inc. (a)	20,198
56	Hospira, Inc. (a)	1,911
28	International Flavors & Fragrances, Inc.	1,972
935	Johnson & Johnson	69,114
58	Life Technologies Corp. (a)	3,752
128	LyondellBasell Industries NV Class A	8,118
68	Mead Johnson Nutrition Co.	5,168
1,026	Merck & Co., Inc.	44,375
93	Mosaic Co.	5,696
137	Mylan, Inc. (a)	3,873
30	Perrigo Co.	3,015
2,484	Pfizer, Inc.	67,764
48	PPG Industries, Inc.	6,618
100	Praxair, Inc.	11,037
405	The Dow Chemical Co.	13,041

		437,955

Clothing and Clothing Accessories Stores - 0.7%
27	Abercrombie & Fitch Co. Class A	1,350
100	Gap, Inc.	3,268
81	Limited Brands, Inc.	3,890
51	Nordstrom, Inc.	2,817
75	Ross Stores, Inc.	4,478
40	Tiffany & Co.	2,630
246	TJX Companies, Inc.	11,113
37	Urban Outfitters, Inc. (a)	1,583

		31,129

Computer and Electronic Product Manufacturing - 11.0%
204	Advanced Micro Devices, Inc. (a)	530
118	Agilent Technologies, Inc.	5,284
108	Altera Corp.	3,609
54	Amphenol Corp. Class A	3,649
102	Analog Devices, Inc.	4,451
317	Apple, Inc.	144,332
175	Broadcom Corp. Class A	5,679
1,791	Cisco Systems, Inc.	36,841
196	Danaher Corp.	11,747
492	Dell, Inc.	6,514
711	EMC Corp. (a)	17,498
20	First Solar, Inc. (a)	564
51	FLIR System, Inc.	1,212
18	Fossil, Inc. (a)	1,900
37	Garmin Ltd.	1,402
23	Harman International Industries, Inc.	1,030
38	Harris Corp.	1,756
663	Hewlett-Packard Co.	10,946
1,679	Intel Corp.	35,327
358	International Business Machines Corp.	72,699
63	Jabil Circuit, Inc.	1,191
79	JDS Uniphase Corp. (a)	1,146
174	Juniper Networks, Inc. (a)	3,894
32	L-3 Communications Holdings, Inc.	2,429
78	Linear Technology Corp.	2,856
187	LSI Corp. (a)	1,316
66	Microchip Technology, Inc.	2,208
343	Micron Technology, Inc. (a)	2,593
47	Molex, Inc.	1,277
95	Motorola Solutions, Inc.	5,547
121	NetApp, Inc. (a)	4,356
83	Northrop Grumman Corp.	5,398
39	PerkinElmer, Inc.	1,374
575	QUALCOMM, Inc.	37,968
111	Raytheon Co.	5,848
82	SanDisk Corp. (a)	4,099
113	Seagate Technology PLC	3,840
104	St. Jude Medical, Inc.	4,233
57	Teradata Corp. (a)	3,800
63	Teradyne, Inc. (a)	1,018
378	Texas Instruments, Inc.	12,504
157	Tyco International Ltd.	4,746
37	Varian Medical Systems, Inc. (a)	2,614
156	Viacom, Inc. Class B	9,415
74	Western Digital Corp.	3,478
88	Xilinx, Inc.	3,211

		499,329

Construction of Buildings - 0.2%
94	D.R. Horton, Inc.	2,224
55	Lennar Corp. Class A	2,285
115	PulteGroup, Inc. (a)	2,385

		6,894

Couriers and Messengers - 0.6%
99	FedEx Corp.	10,044
241	United Parcel Service, Inc. Class B	19,109

		29,153

Credit Intermediation and Related Activities - 8.1%
328	American Express Co.	19,290
69	Ameriprise Financial, Inc.	4,576
3,636	Bank Of America Corp.	41,160
394	Bank Of New York Mellon Corp.	10,701
236	BB&T Corp.	7,146
196	Capital One Financial Corp.	11,039
989	Citigroup, Inc.	41,696
64	Comerica, Inc.	2,199
170	Discover Financial Services	6,526
303	Fifth Third Bancorp	4,936
83	First Horizon National Corp.	847
92	H & R Block, Inc.	2,095
160	Hudson City Bancorp, Inc.	1,368
1,282	JPMorgan Chase & Co.	60,318
315	KeyCorp	2,961
41	M&T Bank Corp.	4,210
74	Northern Trust Corp.	3,809
117	People’s United Financial, Inc.	1,440
178	PNC Financial Services Group, Inc.	11,000
477	Regions Financial Corp.	3,711
156	SLM Corp.	2,635
157	State Street Corp.	8,737
182	SunTrust Banks, Inc.	5,163
634	U.S. Bancorp	20,985
176	Visa, Inc. Class A	27,793
1,651	Wells Fargo & Co.	57,504
201	Western Union Co.	2,860
62	Zions Bancorporation	1,446

		368,151

Data Processing, Hosting and Related Services - 0.6%
60	Akamai Technologies, Inc. (a)	2,443
164	Automatic Data Processing, Inc.	9,723
63	Citrix Systems, Inc. (a)	4,609
45	Fiserv, Inc. (a)	3,614
65	Red Hat, Inc. (a)	3,611
54	Total System Services, Inc.	1,256

		25,256

Educational Services - 0.0% (†)
34	Apollo Group, Inc. Class A (a)	687

Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
499	Corning, Inc.	5,988
244	Emerson Electric Co.	13,969
143	TE Connectivity Ltd.	5,560
26	Whirlpool Corp.	3,000

		28,517

Electronics and Appliance Stores - 0.1%
90	Best Buy Co., Inc.	1,464
41	GameStop Corp. Class A (a)	951

		2,415

Fabricated Metal Product Manufacturing - 0.2%
52	Ball Corp.	2,315
50	Parker Hannifin Corp.	4,649
20	Snap-on, Inc.	1,620

		8,584

Food and Beverage Stores - 0.3%
173	Kroger Co.	4,792
81	Safeway, Inc.	1,559
58	Whole Foods Market, Inc.	5,583

		11,934

Food Manufacturing - 1.6%
222	Archer-Daniels Midland Co.	6,334
60	Campbell Soup Co.	2,203
137	ConAgra Foods, Inc.	4,479
62	Dean Foods Co. (a)	1,135
218	General Mills, Inc.	9,142
108	H. J. Heinz Co.	6,548
45	Hormel Foods Corp.	1,557
83	Kellogg Co.	4,856
200	Kraft Foods Group, Inc. (a)	9,244
45	McCormick & Co, Inc.	2,806
599	Mondelez International, Inc.	16,646
50	The Hershey Co.	3,973
37	The J.M. Smucker Co.	3,279
97	Tyson Foods, Inc. Class A	2,146

		74,348

Food Services and Drinking Places - 1.4%
11	Chipotle Mexican Grill, Inc. (a)	3,377
43	Darden Restaurants, Inc.	2,000
339	McDonald’s Corp.	32,303
251	Starbucks Corp.	14,086
152	Yum! Brands, Inc.	9,871

		61,637

Forestry and Logging - 0.2%
55	Plum Creek Timber Co., Inc.	2,650
183	Weyerhaeuser Co.	5,512

		8,162

Funds, Trusts, and Other Financial Vehicles - 0.4%
138	Kimco Realty Corp.	2,866
104	Simon Property Group, Inc.	16,659

		19,525

Furniture and Home Furnishings Stores - 0.1%
77	Bed Bath & Beyond, Inc. (a)	4,520

Furniture and Related Product Manufacturing - 0.1%
48	Leggett & Platt, Inc.	1,413
120	Masco Corp.	2,207

		3,620

General Merchandise Stores - 2.0%
20	Big Lots, Inc. (a)	643
146	Costco Wholesale Corp.	14,942
89	Dollar General Corp. (a)	4,114
77	Dollar Tree, Inc. (a)	3,079
32	Family Dollar Stores, Inc.	1,814
48	J.C. Penney Co., Inc.	976
71	Kohl’s Corp.	3,287
133	Macy’s, Inc.	5,254
39	O’Reilly Automotive, Inc. (a)	3,613
220	Target Corp.	13,290
564	Wal-Mart Stores, Inc.	39,452

		90,464

Health and Personal Care Stores - 1.2%
421	CVS Caremark Corp.	21,556
275	Express Scripts Holding Co. (a)	14,691
80	McKesson Corp.	8,418
290	Walgreen Co.	11,588

		56,253

Heavy and Civil Engineering Construction - 0.1%
56	Fluor Corp.	3,630

Hospitals - 0.0% (†)
36	Tenet Healthcare Corp. (a)	1,398

Insurance Carriers and Related Activities - 4.9%
115	ACE Ltd.	9,813
113	Aetna, Inc.	5,450
158	Aflac, Inc.	8,383
163	Allstate Corp.	7,156
498	American International Group, Inc. (a)	18,839
107	Aon PLC	6,178
27	Assurant, Inc.	1,032

Insurance Carriers and Related Activities (Continued)
615	Berkshire Hathaway, Inc. Class B (a)	59,613
88	Chubb Corp.	7,067
96	CIGNA Corp.	5,601
49	Cincinnati Financial Corp.	2,080
45	Coventry Health Care, Inc.	2,062
166	Genworth Financial, Inc. Class A (a)	1,522
147	Hartford Financial Services Group, Inc.	3,646
53	Humana, Inc.	3,941
93	Lincoln National Corp.	2,695
184	Marsh & McLennan Companies, Inc.	6,528
368	MetLife, Inc.	13,741
93	Principal Financial Group, Inc.	2,884
188	Progressive Corp.	4,228
157	Prudential Financial, Inc.	9,087
32	Torchmark Corp.	1,783
129	Travelers Companies, Inc.	10,121
345	UnitedHealth Group, Inc.	19,047
93	Unum Group	2,168
102	WellPoint, Inc.	6,612
101	XL Group PLC	2,800

		224,077

Leather and Allied Product Manufacturing - 0.3%
246	NIKE, Inc. Class B	13,296

Machinery Manufacturing - 4.2%
404	Applied Materials, Inc.	5,216
148	Baker Hughes, Inc.	6,619
221	Caterpillar, Inc.	21,744
60	Cummins, Inc.	6,890
132	Deere & Co.	12,415
60	Dover Corp.	4,151
17	Flowserve Corp.	2,665
46	FMC Corp.	2,828
80	FMC Technologies, Inc. (a)	3,788
3,537	General Electric Co.	78,804
144	Illinois Tool Works, Inc.	9,048
94	Ingersoll-Rand PLC	4,831
36	Joy Global, Inc.	2,274
56	KLA-Tencor Corp.	3,075
58	Lam Research Corp. (a)	2,386
144	National Oilwell Varco, Inc.	10,676
37	Pall Corp.	2,527
68	Pitney Bowes, Inc.	980
33	Roper Industries, Inc.	3,876
57	Stanley Black & Decker, Inc.	4,379

		189,172

Management of Companies and Enterprises - 0.9%
208	AES Corp.	2,255
40	AGL Resources, Inc.	1,672
149	Goldman Sachs Group, Inc.	22,031
289	Huntington Bancshares, Inc.	2,011
466	Morgan Stanley	10,648

		38,617

Merchant Wholesalers, Durable Goods - 0.6%
83	Cameron International Corp. (a)	5,255
160	Covidien PLC	9,974
100	Delphi Automotive PLC (a)	3,866
28	Patterson Companies, Inc	1,012
20	W.W. Grainger, Inc.	4,356
426	Xerox Corp.	3,412

		27,875

Merchant Wholesalers, Nondurable Goods - 2.5%
24	Airgas, Inc.	2,286
79	AmerisourceBergen Corp.	3,584
115	Cardinal Health, Inc.	5,038
180	Monsanto Co.	18,243
922	Procter & Gamble Co.	69,299
21	Ralph Lauren Corp.	3,496
41	Sigma-Aldrich Corp.	3,170
198	Sysco Corp.	6,290

		111,406

Mining (except Oil and Gas) - 0.6%
48	Cliffs Natural Resources, Inc.	1,791
77	CONSOL Energy, Inc.	2,413
320	Freeport-McMoRan Copper & Gold, Inc.	11,280
167	Newmont Mining Corp.	7,174
91	Peabody Energy Corp.	2,289
44	Vulcan Materials Co.	2,489

		27,436

Miscellaneous Manufacturing - 2.6%
215	3M Co.	21,619
185	Baxter International, Inc.	12,550
66	Becton, Dickinson & Co.	5,547
463	Boston Scientific Corp. (a)	3,459
26	C.R. Bard, Inc.	2,654
75	CareFusion Corp. (a)	2,328
96	Coach, Inc.	4,897
48	DENTSPLY International, Inc.	2,004
39	Edwards Lifesciences Corp. (a)	3,507
81	Estee Lauder Companies, Inc. Class A	4,935
39	Hasbro, Inc.	1,457
13	Intuitive Surgical, Inc. (a)	7,467
116	Mattel, Inc.	4,365
341	Medtronic, Inc.	15,891
47	Rockwell Automation, Inc.	4,192
97	Stryker Corp.	6,077
122	Thermo Fisher Scientific, Inc.	8,801
59	Zimmer Holdings, Inc.	4,401

		116,151

Miscellaneous Store Retailers - 0.1%
36	PetSmart, Inc.	2,355
227	Staples, Inc.	3,060

		5,415

Motion Picture and Sound Recording Industries - 0.4%
19	Netflix, Inc. (a)	3,140
319	Time Warner, Inc.	16,115

		19,255

Motor Vehicle and Parts Dealers - 0.2%
13	AutoNation, Inc. (a)	631
12	AutoZone, Inc. (a)	4,436
77	CarMax, Inc. (a)	3,035

		8,102

Nonmetallic Mineral Product Manufacturing - 0.0% (†)
56	Owens-Illinois, Inc. (a)	1,333

Nonstore Retailers - 1.2%
122	Amazon.com, Inc. (a)	32,391
393	eBay, Inc. (a)	21,980

		54,371

Oil and Gas Extraction - 2.6%
169	Anadarko Petroleum Corp.	13,523
132	Apache Corp.	11,056
71	Cabot Oil & Gas Corp.	3,747
175	Chesapeake Energy Corp.	3,532
131	Denbury Resources, Inc. (a)	2,441
127	Devon Energy Corp.	7,263
91	EOG Resources, Inc.	11,373
36	Helmerich & Payne, Inc.	2,316
100	Hess Corp.	6,716
238	Marathon Oil Corp.	7,999
46	Newfield Exploration Co. (a)	1,357
60	Noble Energy, Inc.	6,467
273	Occidental Petroleum Corp.	24,099
42	Pioneer Natural Resources Co.	4,937
60	QEP Resources, Inc.	1,761
55	Range Resources Corp.	3,694
118	Southwestern Energy Co. (a)	4,047
67	WPX Energy, Inc. (a)	1,007

		117,335

Other Information Services - 1.7%
90	Google, Inc. Class A (a)	68,012
351	Yahoo!, Inc. (a)	6,890

		74,902

Paper Manufacturing - 0.5%
35	Bemis Co., Inc.	1,249
148	International Paper Co.	6,130
132	Kimberly-Clark Corp.	11,815
59	MeadWestvaco Corp.	1,850
66	Sealed Air Corp.	1,236

		22,280

Performing Arts, Spectator Sports, and Related Industries - 0.0% (†)
90	International Game Technology	1,383

Petroleum and Coal Products Manufacturing - 6.0%
660	Chevron Corp.	75,999
409	ConocoPhillips	23,722
1,538	Exxon Mobil Corp.	138,373
114	Marathon Petroleum Corp.	8,460
62	Murphy Oil Corp.	3,690
211	Phillips 66	12,780
47	Tesoro Corp.	2,288
187	Valero Energy Corp.	8,178

		273,490

Pipeline Transportation - 0.2%
69	ONEOK, Inc.	3,244
227	Williams Companies, Inc.	7,956

		11,200

Plastics and Rubber Products Manufacturing - 0.1%
83	Goodyear Tire & Rubber Co. (a)	1,142
97	Newell Rubbermaid, Inc.	2,278

		3,420

Primary Metal Manufacturing - 0.4%
360	Alcoa, Inc.	3,182
36	Allegheny Technologies, Inc.	1,139
107	Nucor Corp.	4,923
49	Precision Castparts Corp.	8,987
49	United States Steel Corp.	1,095

		19,326

Printing and Related Support Activities - 0.0% (†)
34	Avery Dennison Corp.	1,309

Professional, Scientific, and Technical Services - 2.7%
215	Accenture PLC Class A	15,456
259	Amgen, Inc.	22,134
80	Biogen Idec, Inc. (a)	12,486
49	Cerner Corp. (a)	4,045
101	Cognizant Technology Solutions Corp. Class A (a)	7,896
52	Computer Sciences Corp.	2,174
27	F5 Networks, Inc. (a)	2,832
146	Interpublic Group of Companies, Inc.	1,768
44	Jacobs Engineering Group, Inc. (a)	2,117
36	MasterCard, Inc. Class A	18,662
65	Moody’s Corp.	3,563
89	Omnicom Group, Inc.	4,831
17	priceline.com, Inc. (a)	11,653
96	SAIC, Inc.	1,162
44	Salesforce.com, Inc. (a)	7,574
52	VeriSign, Inc. (a)	2,257
29	Waters Corp. (a)	2,656

		123,266

Publishing Industries (except Internet) - 3.8%
167	Adobe Systems, Inc. (a)	6,318
76	Autodesk, Inc. (a)	2,955
48	BMC Software, Inc. (a)	1,994
113	CA, Inc.	2,805
103	Electronic Arts, Inc. (a)	1,620
78	Gannett Co., Inc.	1,531
94	Intuit, Inc.	5,864
94	McGraw-Hill Companies, Inc.	5,407
2,555	Microsoft Corp.	70,186
680	News Corp. Class A	18,864
211	NVIDIA Corp. (a)	2,587
1,268	Oracle Corp.	45,027
234	Symantec Corp. (a)	5,094
2	Washington Post Co. Class B	771

		171,023

Rail Transportation - 0.8%
348	CSX Corp.	7,666
107	Norfolk Southern Corp.	7,369
159	Union Pacific Corp.	20,902

		35,937

Real Estate - 1.3%
49	Apartment Investment & Management Co. Class A	1,337
39	AvalonBay Communities, Inc.	5,062
51	Boston Properties, Inc.	5,369
102	CBRE Group, Inc. Class A (a)	2,201
109	Equity Residential	6,038
152	HCP, Inc.	7,051
88	Health Care REIT, Inc.	5,530
155	Prologis, Inc.	6,185
49	Public Storage	7,542
100	Ventas, Inc.	6,629
57	Vornado Realty Trust	4,814

		57,758

Rental and Leasing Services - 0.0% (†)
17	Ryder System, Inc.	965

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.1%
42	BlackRock, Inc.	9,924
370	Charles Schwab Corp.	6,116
103	CME Group, Inc.	5,957
87	E*TRADE Financial Corp. (a)	923
47	Franklin Resources, Inc.	6,433
25	IntercontinentalExchange, Inc. (a)	3,469
150	Invesco Ltd.	4,088
40	Legg Mason, Inc.	1,106
40	NASDAQ OMX Group, Inc.	1,133
82	NYSE Euronext	2,835
86	T. Rowe Price Group, Inc.	6,145

		48,129

Specialty Trade Contractors - 0.0% (†)
72	Quanta Services, Inc. (a)	2,086

Support Activities for Mining - 1.3%
23	Diamond Offshore Drilling, Inc.	1,727
78	Ensco PLC Class A	4,958
313	Halliburton Co.	12,733
98	Nabors Industries Ltd. (a)	1,634
85	Noble Corp.	3,443
42	Rowan Companies PLC Class A (a)	1,448
448	Schlumberger Ltd.	34,966

		60,909

Support Activities for Transportation - 0.1%
54	C.H. Robinson Worldwide, Inc.	3,572
70	Expeditors International of Washington, Inc.	3,003

		6,575

Telecommunications - 3.5%
133	American Tower Corp.	10,129
1,916	AT&T, Inc.	66,657
211	CenturyLink, Inc.	8,535
99	Crown Castle International Corp. (a)	6,981
84	Fidelity National Information Services, Inc.	3,117
337	Frontier Communications Corp.	1,540
107	MetroPCS Communications, Inc. (a)	1,073
1,014	Sprint Nextel Corp. (a)	5,709
102	Time Warner Cable, Inc.	9,113
963	Verizon Communications, Inc.	41,996
198	Windstream Corp.	1,929

		156,779

Transportation Equipment Manufacturing - 2.8%
229	Boeing Co.	16,916
39	BorgWarner, Inc. (a)	2,893
156	Eaton Corp PLC	8,884
1,286	Ford Motor Co.	16,654
112	General Dynamics Corp.	7,426
76	Harley-Davidson, Inc.	3,984
264	Honeywell International, Inc.	18,015
231	Johnson Controls, Inc.	7,182
91	Lockheed Martin Corp.	7,905
119	PACCAR, Inc.	5,600
47	Rockwell Collins, Inc.	2,767
95	Textron, Inc.	2,732
284	United Technologies Corp.	24,871

		125,829

Utilities - 3.7%
82	Ameren Corp.	2,660
164	American Electric Power Co., Inc.	7,428
144	CenterPoint Energy, Inc.	2,943
89	CMS Energy Corp.	2,287
99	Consolidated Edison, Inc.	5,631
194	Dominion Resources, Inc.	10,497
58	DTE Energy Co.	3,672
238	Duke Energy Corp.	16,360
110	Edison International	5,301
60	Entergy Corp.	3,876
50	EQT Corp.	2,971
288	Exelon Corp.	9,055
141	FirstEnergy Corp.	5,709
26	Integrys Energy Group, Inc.	1,422
213	Kinder Morgan, Inc.	7,978
143	NextEra Energy, Inc.	10,303
104	NiSource, Inc.	2,811
106	Northeast Utilities	4,317
109	NRG Energy, Inc.	2,616
71	Pentair Ltd	3,598
77	Pepco Holdings, Inc.	1,503
145	PG&E Corp.	6,183
37	Pinnacle West Capital Corp.	1,975
196	PPL Corp.	5,937
171	Public Service Enterprise Group, Inc.	5,332
44	SCANA Corp.	2,060
76	Sempra Energy	5,704
295	Southern Co.	13,048
225	Spectra Energy Corp.	6,251
69	TECO Energy, Inc.	1,226
78	Wisconsin Energy Corp.	3,076
164	Xcel Energy, Inc.	4,556

		168,286

Warehousing and Storage - 0.0% (†)
56	Iron Mountain, Inc.	1,916

Waste Management and Remediation Services - 0.1%
101	Republic Services, Inc.	3,221
29	Stericycle, Inc. (a)	2,736

		5,957

Water Transportation - 0.1%
150	Carnival Corp.	5,808

Wholesale Electronic Markets and Agents and Brokers - 0.1%
52	Genuine Parts Co.	3,538

Wood Product Manufacturing - 0.1%
67	Leucadia National Corp.	1,705
63	Xylem, Inc.	1,760

		3,465

	TOTAL COMMON STOCKS (Cost $4,070,973)	$4,514,013

SHORT TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
45,292	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$45,292

	TOTAL SHORT TERM INVESTMENTS (Cost $45,292)	$45,292

	TOTAL INVESTMENTS (Cost $4,116,265) - 100.7%	$4,559,305
	Liabilities in Excess of Other Assets - (0.7)%	(30,694)

	TOTAL NET ASSETS - 100.0%	$4,528,611

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Non-income producing security.

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 2.0%
326	Expedia, Inc.	$21,272
618	Paychex, Inc.	20,165

		41,437

Amusement, Gambling, and Recreation Industries - 1.0%
171	Wynn Resorts Ltd.	21,413

Beverage and Tobacco Product Manufacturing - 0.9%
372	Monster Beverage Corp. (a)	17,819

Broadcasting (except Internet) - 6.1%
521	Comcast Corp. Class A	19,840
385	DIRECTV Class A (a)	19,689
307	Discovery Communications, Inc. Class A (a)	21,300
994	Liberty Interactive Corp. Class A (a)	21,132
6,586	Sirius XM Radio, Inc.	20,680
1,473	Starz (a)	23,479

		126,120

Building Material and Garden Equipment and Supplies Dealers - 1.0%
421	Fastenal Co.	20,915

Chemical Manufacturing - 8.1%
207	Alexion Pharmaceuticals, Inc. (a)	19,456
243	Celgene Corp. (a)	24,048
532	Gilead Sciences, Inc. (a)	20,987
383	Life Technologies Corp. (a)	24,777
697	Mylan, Inc. (a)	19,704
189	Perrigo Co.	18,996
112	Regeneron Pharmaceuticals, Inc. (a)	19,481
451	Vertex Pharmaceuticals, Inc. (a)	20,196

		167,645

Clothing and Clothing Accessories Stores - 1.0%
359	Ross Stores, Inc.	21,432

Computer and Electronic Product Manufacturing - 24.0%
1,821	Activision Blizzard, Inc.	20,741
562	Altera Corp.	18,782
460	Analog Devices, Inc.	20,074
37	Apple, Inc.	16,846
619	Avago Technologies Ltd.	22,142
584	Broadcom Corp. Class A	18,951
972	Cisco Systems, Inc.	19,994
1,860	Dell, Inc.	24,627

Computer and Electronic Product Manufacturing (Continued)
209	Fossil, Inc. (a)	22,066
472	Garmin Ltd.	17,884
934	Intel Corp.	19,651
567	Linear Technology Corp.	20,764
659	Maxim Integrated Products, Inc.	20,726
595	Microchip Technology, Inc.	19,903
3,069	Micron Technology, Inc. (a)	23,201
573	NetApp, Inc. (a)	20,628
315	QUALCOMM, Inc.	20,799
438	SanDisk Corp. (a)	21,896
273	SBA Communications Corp. (a)	19,017
637	Seagate Technology PLC	21,645
627	Texas Instruments, Inc.	20,741
365	Viacom, Inc. Class B	22,028
461	Western Digital Corp.	21,667
537	Xilinx, Inc.	19,595

		494,368

Data Processing, Hosting and Related Services - 3.8%
464	Akamai Technologies, Inc. (a)	18,889
337	Automatic Data Processing, Inc.	19,981
294	Citrix Systems, Inc. (a)	21,510
243	Fiserv, Inc. (a)	19,515

		79,895

Food and Beverage Stores - 1.0%
213	Whole Foods Market, Inc.	20,501

Food Manufacturing - 1.0%
753	Mondelez International, Inc.	20,926

Food Services and Drinking Places - 1.0%
362	Starbucks Corp.	20,315

Furniture and Home Furnishings Stores - 1.0%
348	Bed Bath & Beyond, Inc. (a)	20,428

General Merchandise Stores - 4.0%
195	Costco Wholesale Corp.	19,957
484	Dollar Tree, Inc. (a)	19,355
216	O’Reilly Automotive, Inc. (a)	20,013
475	Sears Holdings Corp. (a)	22,301

		81,626

Health and Personal Care Stores - 0.9%
358	Express Scripts Holding Co. (a)	19,124

Insurance Carriers and Related Activities - 1.0%
380	Verisk Analytics, Inc. (a)	20,961

Machinery Manufacturing - 2.1%
1,686	Applied Materials, Inc.	21,766
401	KLA-Tencor Corp.	22,019

		43,785

Merchant Wholesalers, Durable Goods - 1.0%
239	Henry Schein, Inc. (a)	20,635

Merchant Wholesalers, Nondurable Goods - 1.0%
263	Sigma-Aldrich Corp.	20,338

Mining (except Oil and Gas) - 0.9%
195	Randgold Resources Ltd. ADR	18,361

Miscellaneous Manufacturing - 3.0%
480	DENTSPLY International, Inc.	20,045
39	Intuitive Surgical, Inc. (a)	22,401
526	Mattel, Inc.	19,793

		62,239

Miscellaneous Store Retailers - 1.1%
1,682	Staples, Inc.	22,673

Nonstore Retailers - 2.0%
76	Amazon.com, Inc. (a)	20,178
377	eBay, Inc. (a)	21,086

		41,264

Other Information Services - 5.1%
197	Baidu, Inc. ADR (a)	21,335
739	Facebook, Inc. (a)	22,887
27	Google, Inc. Class A (a)	20,404
311	Liberty Global, Inc. (a)	21,238
1,002	Yahoo!, Inc. (a)	19,669

		105,533

Professional, Scientific, and Technical Services - 5.9%
223	Amgen, Inc.	19,058
129	Biogen Idec, Inc. (a)	20,134
248	Cerner Corp. (a)	20,472
263	Cognizant Technology Solutions Corp. Class A (a)	20,561
199	F5 Networks, Inc. (a)	20,871
31	priceline.com, Inc. (a)	21,250

		122,346

Publishing Industries (except Internet) - 13.0%
515	Adobe Systems, Inc. (a)	19,482
547	Autodesk, Inc. (a)	21,267
476	BMC Software, Inc. (a)	19,778
874	CA, Inc.	21,693
400	Catamaran Corp. (a)	20,756
408	Check Point Software Technologies Ltd. (a)	20,400
316	Intuit, Inc.	19,712
705	Microsoft Corp.	19,366
777	News Corp. Class A	21,554
877	Nuance Communications, Inc. (a)	21,092
1,570	NVIDIA Corp. (a)	19,248
574	Oracle Corp.	20,383
1,046	Symantec Corp. (a)	22,772

		267,503

Support Activities for Transportation - 2.0%
305	C.H. Robinson Worldwide, Inc.	20,176
488	Expeditors International of Washington, Inc.	20,935

		41,111

Telecommunications - 3.0%
96	Equinix, Inc. (a)	20,681
533	Virgin Media, Inc.	20,995
772	Vodafone Group PLC ADR	21,091

		62,767

Transportation Equipment Manufacturing - 1.0%
433	PACCAR, Inc.	20,377

Waste Management and Remediation Services - 1.0%
212	Stericycle, Inc. (a)	20,002

	TOTAL COMMON STOCKS (Cost $2,049,094)	$2,063,859

	TOTAL INVESTMENTS (Cost $2,049,094) - 99.9%	$2,063,859
	Other Assets in Excess of Liabilities - 0.1%	1,508

	TOTAL NET ASSETS - 100.0%	$2,065,367

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

ADR - American Depository Receipt

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 20.5%
Money Market Funds - 20.5%
300,156	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	$300,156

	TOTAL SHORT TERM INVESTMENTS (Cost $300,156)	$300,156

	TOTAL INVESTMENTS (Cost $300,156) - 20.5% (b)	$300,156
	Other Assets in Excess of Liabilities - 79.5%	1,162,147

	TOTAL NET ASSETS - 100.0%	$1,462,303

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2013
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $300,156.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	10,730	$794,252	0.206%	8/19/2013	$(34,463)
Credit Suisse International	Vanguard Total Stock Market ETF	8,199	634,521	(0.300%)	2/28/2014	1,142

			$1,428,773			$(33,321)

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 18.1%
Money Market Funds - 18.1%
300,114	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$300,114

	TOTAL SHORT TERM INVESTMENTS (Cost $300,114)	$300,114

	TOTAL INVESTMENTS (Cost $300,114) - 18.1% (b)	$300,114
	Other Assets in Excess of Liabilities - 81.9%	1,355,726

	TOTAL NET ASSETS - 100.0%	$1,655,840

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $300,114.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	iShares Barclays 7-10 Year Treasury Bond Fund	15,169	$1,608,676	(0.44%)	9/24/2013	$(22,423)
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	437	46,494	(0.64%)	2/4/2014	118

			$1,655,170			$(22,305)

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 21.8%
Money Market Funds - 21.8%
	602,497	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$602,497

		TOTAL SHORT TERM INVESTMENTS (Cost $602,497)	$602,497

		TOTAL INVESTMENTS (Cost 602,497) - 21.8% (b)	$602,497
		Other Assets in Excess of Liabilities - 78.2%	2,163,337

		TOTAL NET ASSETS - 100.0%	$2,765,834

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $602,497.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	23,575	$2,896,708	(0.490%)	9/17/2015	$105,363

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 19.8%
Money Market Funds - 19.8%
1,410,098	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,410,098

	TOTAL SHORT TERM INVESTMENTS (Cost $1,410,098)	$1,410,098

	TOTAL INVESTMENTS (Cost $1,410,098) - 19.8% (b)	$1,410,098
	Other Assets in Excess of Liabilities - 80.2%	5,709,128

	TOTAL NET ASSETS - 100.0%	$7,119,226

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,410,098.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	iShares Core Total U.S. Bond Market ETF	63,734	$7,026,940	(0.194%)	9/24/2013	$(203,819)
Morgan Stanley Capital Services	iShares Core Total U.S. Bond Market ETF	758	83,766	(0.144%)	2/4/2014	58

			$7,110,706			$(203,761)

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 10.0%
132,823	SPDR S&P 500® ETF Trust	$19,883,603

	TOTAL INVESTMENT COMPANIES (Cost $19,957,850)	$19,883,603

SHORT TERM INVESTMENTS - 53.5%
Money Market Funds - 53.5%
71,191,898	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$71,191,898
24,610,184	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	24,610,184
10,004,478	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	10,004,478

	TOTAL SHORT TERM INVESTMENTS (Cost $105,806,560)	$105,806,560

	TOTAL INVESTMENTS (Cost $125,764,410) - 63.5% (b)	$125,690,163
	Other Assets in Excess of Liabilities - 36.5%	72,310,266

	TOTAL NET ASSETS - 100.0%	$198,000,429

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $105,806,560.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	S&P 500® Index	114,730	$162,888,444	(0.506%)	5/20/2013	$9,351,118
Morgan Stanley Capital Services	S&P 500® Index	36,915	49,994,057	(0.606%)	7/30/2013	5,702,140
Citibank N.A.	S&P 500® Index	36,697	48,771,781	(0.506%)	12/30/2013	6,728,945
BNP Paribas	S&P 500® Index	44,977	59,776,232	(0.456%)	1/16/2014	8,274,124
Bank of America Merrill Lynch	S&P 500® Index	71,584	98,440,336	(0.455%)	1/28/2014	9,596,498
BNP Paribas	S&P 500® Index	24,481	34,241,576	(0.456%)	6/19/2014	2,535,919
BNP Paribas	S&P 500® Index	6,310	8,919,715	(0.456%)	7/17/2014	547,226
Deutsche Bank AG London	S&P 500® Index	47,537	89,446,068	(0.456%)	5/10/2016	3,326,869

			$552,478,209			$46,062,839

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 84.1%
Money Market Funds - 84.1%
	114,100,438	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$114,100,438
	22,400,226	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	22,400,226
	1,019,057	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,019,057

		TOTAL SHORT TERM INVESTMENTS (Cost $137,519,721)	$137,519,721

		TOTAL INVESTMENTS (Cost $137,519,721) - 84.1% (b)	$137,519,721
		Other Assets in Excess of Liabilities - 15.9%	25,998,162

		TOTAL NET ASSETS - 100.0%	$163,517,883

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $137,519,721.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	S&P 500® Index	2,571	$3,609,504	0.206%	7/30/2013	$(276,292)
Citibank N.A.	S&P 500® Index	33,127	44,027,108	(0.144%)	12/30/2013	(6,280,770)
Credit Suisse Securities (Europe) Limited	S&P 500® Index	122,497	171,802,881	(0.144%)	1/8/2014	(12,305,655)
BNP Paribas	S&P 500® Index	47,234	62,775,875	(0.044%)	1/16/2014	(8,878,527)
Bank of America Merrill Lynch	S&P 500® Index	43,445	58,186,860	(0.195%)	1/29/2014	(7,695,967)
BNP Paribas	S&P 500® Index	11,710	16,438,840	(0.044%)	3/20/2014	(1,281,877)
BNP Paribas	S&P 500® Index	6,306	8,771,835	(0.044%)	6/19/2014	(712,719)
Deutsche Bank AG London	S&P 500® Index	54,343	81,057,399	(0.144%)	6/30/2014	(389,292)
BNP Paribas	S&P 500® Index	6,220	8,792,468	(0.044%)	7/17/2014	(545,067)

			$455,462,770			$(38,366,166)

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 15.6%
38,410	SPDR S&P MidCap 400® ETF Trust	$7,638,212

	TOTAL INVESTMENT COMPANIES (Cost $7,311,528)	$7,638,212

SHORT TERM INVESTMENTS - 48.0%
Money Market Funds - 48.0%
14,486,422	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$14,486,422
8,932,731	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	8,932,731

	TOTAL SHORT TERM INVESTMENTS (Cost $23,419,153)	$23,419,153

	TOTAL INVESTMENTS (Cost $30,730,681) - 63.6% (b)	$31,057,365
	Other Assets in Excess of Liabilities - 36.4%	17,762,421

	TOTAL NET ASSETS - 100.0%	$48,819,786

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,419,153.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	S&P MidCap 400® Index	60,802	$56,170,075	(0.356%)	6/10/2013	$10,705,979
Morgan Stanley Capital Services	S&P MidCap 400® Index	39,941	39,687,962	(0.456%)	7/30/2013	4,046,386
BNP Paribas	S&P MidCap 400® Index	11,394	11,934,604	(0.456%)	7/17/2014	526,947
BNP Paribas	S&P MidCap 400® Index	14,826	16,098,439	(0.456%)	8/21/2014	114,165

			$123,891,080			$15,393,477

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 91.7%
Money Market Funds - 91.7%
	8,819,042	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$8,819,042
	1,792,240	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,792,240

		TOTAL SHORT TERM INVESTMENTS (Cost $10,611,282)	$10,611,282

		TOTAL INVESTMENTS (Cost $10,611,282) - 91.7% (b)	$10,611,282
		Other Assets in Excess of Liabilities - 8.3%	958,465

		TOTAL NET ASSETS - 100.0%	$11,569,747

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,611,282.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	S&P MidCap 400® Index	5,777	$5,828,262	0.006%	7/30/2013	$(494,850)
Credit Suisse Securities (Europe) Limited	S&P MidCap 400® Index	19,914	18,352,514	(0.194%)	10/15/2013	(3,608,830)
BNP Paribas	S&P MidCap 400® Index	3,888	4,083,687	(0.594%)	7/17/2014	(171,025)
BNP Paribas	S&P MidCap 400® Index	2,166	2,344,737	(0.594%)	8/21/2014	(24,298)

			$30,609,200			$(4,299,003)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 5.0%
	316,003	iShares Russell 2000 Index Fund	$28,320,189

		TOTAL INVESTMENT COMPANIES (Cost $28,410,229)	$28,320,189

SHORT TERM INVESTMENTS - 53.4%
Money Market Funds - 53.4%
	192,895,825	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$192,895,825
	57,190,937	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	57,190,937
	53,984,935	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	53,984,935

		TOTAL SHORT TERM INVESTMENTS (Cost $304,071,697)	$304,071,697

		TOTAL INVESTMENTS (Cost $332,481,926) - 58.4% (b)	$332,391,886
		Other Assets in Excess of Liabilities - 41.6%	236,455,779

		TOTAL NET ASSETS - 100.0%	$568,847,665

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $304,071,697.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Russell 2000® Index	292,783	$239,887,858	0.094%	3/22/2013	$25,699,041
Credit Suisse Securities (Europe) Limited	Russell 2000® Index	437,165	284,702,921	0.194%	7/23/2013	117,022,337
Citibank N.A.	Russell 2000® Index	250,000	206,255,305	(0.056%)	8/5/2013	21,158,371
Bank of America Merrill Lynch	Russell 2000® Index	279,970	228,759,383	(0.105%)	9/26/2013	24,380,991
BNP Paribas	Russell 2000® Index	33,946	27,825,669	(0.456%)	5/15/2014	2,876,170
BNP Paribas	Russell 2000® Index	125,000	98,428,394	(0.456%)	6/19/2014	14,567,801
BNP Paribas	Russell 2000® Index	143,515	122,149,867	(0.456%)	7/17/2014	7,336,729
Deutsche Bank AG London	Russell 2000® Index	297,990	260,881,035	0.044%	8/22/2014	8,078,291

			$1,468,890,432			$221,119,731

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 81.8%
Money Market Funds - 81.8%
492,885,492	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$492,885,492
107,003,374	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	107,003,374
68,920,710	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	68,920,710

	TOTAL SHORT TERM INVESTMENTS (Cost $668,809,576)	$668,809,576

	TOTAL INVESTMENTS (Cost $668,809,576) - 81.8% (b)	$668,809,576
	Other Assets in Excess of Liabilities - 18.2% (c)	148,378,468

	TOTAL NET ASSETS - 100.0%	$817,188,044

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $668,809,576.
(c)	Includes $2,123,701 cash segregated as collateral for swap contracts at January 31, 2013.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Russell 2000® Index	384,582	$318,826,192	(0.895%)	4/29/2013	$(29,300,390)
Citibank N.A.	Russell 2000® Index	300,000	246,059,782	(1.044%)	8/5/2013	(29,172,226)
Credit Suisse Securities (Europe) Limited	Russell 2000® Index	663,724	543,226,923	(0.994%)	1/27/2014	(61,171,082)
Morgan Stanley Capital Services	Russell 2000® Index	304,150	275,682,331	(0.798%)	3/3/2014	1,249,945
BNP Paribas	Russell 2000® Index	33,460	28,932,862	(1.044%)	3/20/2014	(1,523,474)
BNP Paribas	Russell 2000® Index	140,290	117,535,863	(1.044%)	4/17/2014	(10,008,383)
BNP Paribas	Russell 2000® Index	50,000	40,842,930	(1.044%)	5/15/2014	(4,542,518)
BNP Paribas	Russell 2000® Index	100,000	81,760,535	(1.044%)	6/19/2014	(8,817,513)
Deutsche Bank AG London	Russell 2000® Index	531,379	470,158,976	(1.294%)	6/30/2014	(9,608,771)
BNP Paribas	Russell 2000® Index	124,088	105,026,419	(1.044%)	7/17/2014	(7,142,553)
BNP Paribas	Russell 2000® Index	85,998	76,830,726	(1.044%)	8/21/2014	(782,907)

			$2,304,883,539			$(160,819,872)

Direxion Daily China Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 11.7%
Accommodation - 0.2%
6,176	China Lodging Group Ltd ADR (a)	112,156
3,637	Home Inns & Hotels Mgmt, Inc. ADR (a)	111,183

		223,339

Administrative and Support Services - 0.3%

14,122	Ctrip.com International Ltd. ADR (a)	279,757

Air Transportation - 0.2%
6,666	China Southern Airlines Co. Ltd. ADR (a)	198,047

Chemical Manufacturing - 0.4%
4,845	Sinopec Shanghai Petrochemical Co. Ltd. ADR	176,988
11,666	WuXi PharmaTech Cayman, Inc. ADR (a)	188,756

		365,744

Computer and Electronic Product Manufacturing - 1.0%
8,337	Mindray Medical International Ltd. ADR	315,139
10,899	Perfect World Co. Ltd. ADR	127,954
76,918	Semiconductor Manufacturing International Corp. ADR (a)	233,830
8,593	Spreadtrum Communications, Inc. ADR	133,192
25,286	Trina Solar Ltd. ADR (a)	130,729

		940,844

Data Processing, Hosting and Related Services - 0.1%
10,701	21Vianet Group, Inc. ADR (a)	106,154

Educational Services - 0.2%
13,672	New Oriental Education & Technology Group, Inc. ADR	233,381

Insurance Carriers and Related Activities - 0.8%
14,293	China Life Insurance Co. Ltd. ADR	715,079

Mining (except Oil and Gas) - 0.3%
18,567	Yanzhou Coal Mining Co. Ltd. ADR	317,867

Oil and Gas Extraction - 1.7%
3,670	CNOOC Ltd. ADR	753,562
5,292	PetroChina Co. Ltd. ADR	752,522

		1,506,084

Other Information Services - 1.9%
7,235	Baidu, Inc. ADR (a)	783,550
3,673	Changyou Com Ltd ADR	113,128
7,325	NetEase.com, Inc. ADR (a)	340,027
37,341	Renren, Inc. ADR (a)	125,092
4,892	Soufun Hldgs Ltd ADR	126,311
12,226	Youku.com, Inc. ADR (a)	278,264

		1,766,372

Petroleum and Coal Products Manufacturing - 0.8%
5,317	China Petroleum & Chemical Corp. ADR	645,749

Primary Metal Manufacturing - 0.3%
20,225	Aluminum Corp. of China Ltd. ADR (a)	242,700

Professional, Scientific, and Technical Services - 0.4%
2,491	51job, Inc. ADR (a)	134,514
10,110	Focus Media Holding Ltd. ADR	255,682

		390,196

Publishing Industries (except Internet) - 0.5%
9,147	AutoNavi Holdings Ltd. ADR (a)	109,124
24,887	Giant Interactive Group, Inc. ADR	154,051
7,804	Qihoo 360 Technology Co Ltd ADR (a)	238,568

		501,743

Rail Transportation - 0.2%
7,211	Guangshen Railway Co. Ltd. ADR	153,955

Telecommunications - 2.0%
17,445	China Mobile Ltd. ADR	954,241
7,701	China Telecom Corp. Ltd. ADR	420,860
25,046	China Unicom Hong Kong Ltd. ADR	400,486

		1,775,587

Utilities - 0.4%
7,896	Huaneng Power International, Inc. ADR	321,130

	TOTAL COMMON STOCKS (Cost $9,345,172)	$10,683,728

SHORT TERM INVESTMENTS - 57.9%
Money Market Funds - 57.9%
40,254,388	Dreyfus Treasury Prime Cash Management 0.00% †† (b)	$40,254,388
12,842,825	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (b)	12,842,825

	TOTAL SHORT TERM INVESTMENTS (Cost $53,097,213)	$53,097,213

	TOTAL INVESTMENTS - 69.6% (Cost $62,442,385) (c)	$63,780,941
	Other Assets in Excess of Liabilities - 30.4%	27,923,443

	TOTAL NET ASSETS - 100.0%	$91,704,384

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2013.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $53,097,213.

ADR - American Depositary Receipts.

Direxion Daily China Bull 3X Shares

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	The Bank of New York Mellon China Select ADR® Index	18,639	$62,370,272	(0.456)%	8/6/2013	$4,233,587
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	17,532	56,946,585	(0.406)%	12/23/2013	5,708,906
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	6,836	24,845,870	(0.456)%	7/17/2014	(407,312)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	9,587	34,749,800	(0.456)%	8/21/2014	(471,227)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	21,350	71,983,365	(0.406)%	12/18/2014	4,319,633

			$250,895,892			$13,383,587

Direxion Daily China Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 66.7%
Money Market Funds - 66.7%
	4,638,225	Dreyfus Treasury Prime Cash Management 0.00% ††(a)	$4,638,225
	820,553	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	820,553

		TOTAL SHORT TERM INVESTMENTS (Cost $5,458,778)	$5,458,778

		TOTAL INVESTMENTS (Cost $5,458,778) - 66.7% (b)	$5,458,778
		Other Assets in Excess of Liabilities - 33.3% (c)	2,728,649

		TOTAL NET ASSETS - 100.0%	$8,187,427

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,458,778.
(c)	Includes $418,497 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	1,054	$3,687,579	(1.794)%	8/21/2013	$(86,693)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	2,610	9,297,307	(1.444)%	11/21/2013	(280,995)
Credit Suisse International	The Bank of New York Mellon China Select ADR® Index	746	2,675,141	(1.850)%	2/28/2014	7,241
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	763	2,592,598	(1.444)%	5/15/2014	(147,128)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	436	1,572,885	(1.444)%	7/17/2014	12,310
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	191	693,249	(1.444)%	8/21/2014	9,842
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	1,069	3,767,522	(1.594)%	12/18/2014	(59,349)

			$24,286,281			$(544,772)

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 5.3%
	24,864	iShares MSCI EAFE® Index Fund	$1,466,478

		TOTAL INVESTMENT COMPANIES (Cost $1,480,211)	$1,466,478

SHORT TERM INVESTMENTS - 55.5%
Money Market Funds - 55.5%
	11,157,047	Dreyfus Treasury Prime Cash Management, 0.00% †† (a)	$11,157,047
	4,120,889	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	4,120,889

		TOTAL SHORT TERM INVESTMENTS (Cost $15,277,936)	$15,277,936

		TOTAL INVESTMENTS (Cost $16,758,147) - 60.8% (b)	$16,744,414
		Other Assets in Excess of Liabilities - 39.2%	10,786,231

		TOTAL NET ASSETS - 100.0%	$27,530,645

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,277,936.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	354,828	$17,733,235	(0.005)%	3/22/2013	$3,408,814
Credit Suisse Securities (Europe) Limited	iShares MSCI EAFE® Index Fund	400,770	20,990,257	(0.406)%	7/23/2013	3,235,263
BNP Paribas	iShares MSCI EAFE® Index Fund	48,652	2,719,175	(0.456)%	6/19/2014	148,623
BNP Paribas	iShares MSCI EAFE® Index Fund	212,709	12,153,062	(0.456)%	7/17/2014	387,573
BNP Paribas	iShares MSCI EAFE® Index Fund	89,774	5,272,940	(0.456)%	8/21/2014	21,473
Deutsche Bank AG London	iShares MSCI EAFE® Index Fund	268,747	14,787,575	(0.406)%	4/29/2016	1,187,244

			$73,656,244			$8,388,990

Direxion Daily Developed Markets Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 87.1%
Money Market Funds - 87.1%
4,127,787	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$4,127,787
3,566,899	Morgan Stanley Institutional Global Liquidity Treasury Fund , 0.03% (a)	3,566,899

	TOTAL SHORT TERM INVESTMENTS (Cost $7,694,686)	$7,694,686

	TOTAL INVESTMENTS (Cost $7,694,686) - 87.1% (b)	$7,694,686
	Other Assets in Excess of Liabilities - 12.9% (c)	1,136,288

	TOTAL NET ASSETS - 100.0%	$8,830,974

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,694,686.
(c)	Includes $292,531 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	182,346	$9,365,933	(0.344)%	6/19/2013	$(1,513,672)
Credit Suisse Securities (Europe) Limited	iShares MSCI EAFE® Index Fund	207,672	11,698,998	(0.044)%	8/12/2013	(978,595)
BNP Paribas	iShares MSCI EAFE® Index Fund	29,093	1,697,675	(0.044)%	8/21/2014	(18,246)
Deutsche Bank AG London	iShares MSCI EAFE® Index Fund	30,078	1,604,189	(0.094)%	4/29/2016	(188,545)

			$24,366,795			$(2,699,058)

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 11.9%
878,422	iShares MSCI Emerging Markets Index Fund	$38,843,821

	TOTAL INVESTMENT COMPANIES (Cost $39,025,685)	$38,843,821

SHORT TERM INVESTMENTS - 56.3%
Money Market Funds - 56.3%
115,843,784	Dreyfus Treasury Prime Cash Management 0.00% ††(a)	$115,843,784
34,439,008	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% ††(a)	34,439,008
32,825,282	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	32,825,282

	TOTAL SHORT TERM INVESTMENTS (Cost $183,108,074)	$183,108,074

	TOTAL INVESTMENTS (Cost $222,133,759) - 68.2% (b)	$221,951,895
	Other Assets in Excess of Liabilities - 31.8%	103,095,434

	TOTAL NET ASSETS - 100.0%	$325,047,329

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $183,108,074.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index Fund	3,472,485	$145,841,861	(0.455)%	5/22/2013	$8,346,747
Credit Suisse Securities (Europe) Limited	iShares MSCI Emerging Market Index Fund	3,085,832	122,224,277	(0.406)%	7/23/2013	14,929,823
Citibank N.A.	iShares MSCI Emerging Market Index Fund	3,744,176	156,134,768	(0.456)%	8/5/2013	10,124,002
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	3,227,723	137,736,048	(0.555)%	9/26/2013	5,436,072
BNP Paribas	iShares MSCI Emerging Market Index Fund	1,448,997	56,856,559	(0.455)%	1/16/2014	7,058,578
BNP Paribas	iShares MSCI Emerging Market Index Fund	1,205,395	47,279,495	(0.455)%	3/20/2014	5,917,962
BNP Paribas	iShares MSCI Emerging Market Index Fund	7,106	298,156	(0.455)%	4/17/2014	15,633
BNP Paribas	iShares MSCI Emerging Market Index Fund	507,075	21,063,037	(0.455)%	5/15/2014	1,333,477
BNP Paribas	iShares MSCI Emerging Market Index Fund	597,245	24,117,520	(0.455)%	6/19/2014	2,269,716
Deutsche Bank AG London	iShares MSCI Emerging Market Index Fund	3,760,990	161,027,106	(0.406)%	6/30/2014	5,768,155
BNP Paribas	iShares MSCI Emerging Market Index Fund	116,664	5,051,394	(0.455)%	7/17/2014	105,170

			$877,630,221			$61,305,335

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 79.3%
Money Market Funds - 79.3%
45,114,672	Dreyfus Treasury Prime Cash Management 0.00% ††(a)	$45,114,672
17,994,343	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% ††(a)	17,994,343
12,922,518	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	12,922,518

	TOTAL SHORT TERM INVESTMENTS (Cost $76,031,533)	$76,031,533

	TOTAL INVESTMENTS (Cost $76,031,533) - 79.3% (b)	$76,031,533
	Other Assets in Excess of Liabilities - 20.7% (c)	19,854,638

	TOTAL NET ASSETS - 100.0%	$95,886,171

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $76,031,533.
(c)	Includes $904,066 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation / (Depreciation)

Morgan Stanley Capital Services	iShares MSCI Emerging Market Index Fund	1,158,513	$51,656,042	0.056%	3/22/2013	$428,142
Citibank N.A.	iShares MSCI Emerging Market Index Fund	1,048,762	45,392,078	(0.444%)	8/5/2013	(1,114,656)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	1,511,888	65,217,070	(0.495%)	9/26/2013	(1,826,863)
Credit Suisse Securities (Europe) Limited	iShares MSCI Emerging Market Index Fund	854,125	35,040,142	(0.144%)	1/8/2014	(2,976,766)
BNP Paribas	iShares MSCI Emerging Market Index Fund	370,543	15,291,365	(0.694%)	4/17/2014	(1,127,748)
BNP Paribas	iShares MSCI Emerging Market Index Fund	335,243	13,894,170	(0.694%)	5/15/2014	(957,325)
BNP Paribas	iShares MSCI Emerging Market Index Fund	287,915	11,634,644	(0.694%)	6/19/2014	(1,113,493)
Deutsche Bank AG London	iShares MSCI Emerging Market Index Fund	938,210	41,062,655	(0.794%)	9/23/2015	(551,342)

			$279,188,166			$(9,240,051)

Direxion Daily India Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 16.7%
279,788	PowerShares India Portfolio	$5,483,845

	TOTAL INVESTMENT COMPANIES (Cost $5,187,151)	$5,483,845

SHORT TERM INVESTMENTS - 51.8%
Money Market Funds - 51.8%
13,424,661	Dreyfus Treasury Prime Cash Management 0.00% †† (a)	$13,424,661
3,530,020	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% †† (a)	3,530,020

	TOTAL SHORT TERM INVESTMENTS (Cost $16,954,681)	$16,954,681

	TOTAL INVESTMENTS (Cost $22,141,832) - 68.5% (b)	$22,438,526
	Other Assets in Excess of Liabilities - 31.5% (c)	10,301,667

	TOTAL NET ASSETS - 100.0%	$32,740,193

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,954,681.
(c)	Includes $350,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	PowerShares India Portfolio	748,660	$14,207,524	(0.705)%	9/26/2013	$472,254
Credit Suisse Securities (Europe) Limited	PowerShares India Portfolio	1,357,022	23,200,287	0.774%	10/15/2013	3,693,378
BNP Paribas	PowerShares India Portfolio	14,367	263,975	(0.456)%	3/20/2014	17,154
BNP Paribas	PowerShares India Portfolio	228,484	4,358,889	(0.456)%	4/17/2014	112,608
BNP Paribas	PowerShares India Portfolio	150,000	2,741,048	(0.456)%	6/19/2014	196,893
BNP Paribas	PowerShares India Portfolio	236,263	4,300,755	(0.456)%	7/17/2014	328,047
BNP Paribas	PowerShares India Portfolio	315,344	6,096,799	(0.456)%	8/21/2014	83,235
Deutsche Bank AG London	PowerShares India Portfolio	1,681,329	30,883,995	0.044%	3/11/2015	2,220,692

			$86,053,272			$7,124,261

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 13.6%
96,947	iShares S&P Latin America 40 Index Fund	$4,410,119

	TOTAL INVESTMENT COMPANIES (Cost $4,372,991)	$4,410,119

SHORT TERM INVESTMENTS - 51.8%
Money Market Funds - 51.8%
16,717,685	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$16,717,685

	TOTAL SHORT TERM INVESTMENTS (Cost $16,717,685)	$16,717,685

	TOTAL INVESTMENTS (Cost $21,090,676) - 65.4% (b)	$21,127,804
	Other Assets in Excess of Liabilities - 34.6%	11,172,977

	TOTAL NET ASSETS - 100.0%	$32,300,781

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,717,685.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	iShares S&P Latin America 40 Index Fund	914,051	$38,099,599	(0.406%)	8/6/2013	$3,939,131
BNP Paribas	iShares S&P Latin America 40 Index Fund	256,585	11,437,719	(0.456%)	7/17/2014	408,719
BNP Paribas	iShares S&P Latin America 40 Index Fund	85,510	3,893,539	(0.456%)	8/21/2014	(4,242)
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	777,102	33,344,588	(0.456%)	12/18/2014	2,344,647

			$86,775,445			$6,688,255

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 14.6%
113,571	Market Vectors® Russia ETF	$3,500,258

	TOTAL INVESTMENT COMPANIES (Cost $3,426,506)	$3,500,258

SHORT TERM INVESTMENTS - 48.8%
Money Market Funds - 48.8%
9,063,404	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$9,063,404
2,620,016	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	2,620,016

	TOTAL SHORT TERM INVESTMENTS (Cost $11,683,420)	$11,683,420

	TOTAL INVESTMENTS (Cost $15,109,926) - 63.4% (b)	$15,183,678
	Other Assets in Excess of Liabilities - 36.6%	8,764,460

	TOTAL NET ASSETS - 100.0%	$23,948,138

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,683,420.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	381,220	$11,546,159	(0.505%)	2/26/2013	$300,676
Credit Suisse Securities (Europe) Limited	Market Vectors® Russia ETF	1,094,179	27,366,187	0.244%	7/23/2013	7,195,078
BNP Paribas	Market Vectors® Russia ETF	106,133	3,054,501	(0.456%)	6/19/2014	214,451
BNP Paribas	Market Vectors® Russia ETF	268,636	7,886,234	(0.456%)	7/17/2014	389,259
BNP Paribas	Market Vectors® Russia ETF	27,663	841,162	(0.456%)	8/21/2014	11,316
Deutsche Bank AG London	Market Vectors® Russia ETF	339,716	10,048,873	(0.206%)	5/18/2016	619,508

			$60,743,116			$8,730,288

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 68.8%
Money Market Funds - 68.8%
3,853,512	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$3,853,512
1,200,028	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	1,200,028
1	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1

	TOTAL SHORT TERM INVESTMENTS (Cost $5,053,541)	$5,053,541

	TOTAL INVESTMENTS (Cost $5,053,541) - 68.8% (b)	$5,053,541
	Other Assets in Excess of Liabilities - 31.2% (c)	2,288,759

	TOTAL NET ASSETS - 100.0%	$7,342,300

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,053,541.
(c)	Includes $650,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	184,249	$5,556,021	(1.545%)	2/26/2013	$(125,889)
Credit Suisse Securities (Europe) Limited	Market Vectors® Russia ETF	158,310	5,856,210	(1.344%)	7/23/2013	642,622
BNP Paribas	Market Vectors® Russia ETF	76,248	2,487,236	(1.544%)	10/17/2013	103,530
BNP Paribas	Market Vectors® Russia ETF	43,538	1,372,479	(1.544%)	11/21/2013	12,657
BNP Paribas	Market Vectors® Russia ETF	49,369	1,465,966	(1.544%)	4/17/2014	(63,733)
BNP Paribas	Market Vectors® Russia ETF	3,880	114,010	(1.544%)	5/15/2014	(6,084)
BNP Paribas	Market Vectors® Russia ETF	35,000	1,070,436	(1.544%)	8/21/2014	(8,310)
Deutsche Bank AG London	Market Vectors® Russia ETF	164,114	4,968,648	(1.794%)	5/18/2016	(92,875)

			$22,891,006			$461,918

Direxion Daily Basic Materials Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 12.8%
10,854	Materials Select Sector SPDR® Fund	$423,523

	TOTAL INVESTMENT COMPANIES (Cost $423,523)	$423,523

SHORT TERM INVESTMENTS - 63.3%
Money Market Funds - 63.3%
2,089,900	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$2,089,900

	TOTAL SHORT TERM INVESTMENTS (Cost $2,089,900)	$2,089,900

	TOTAL INVESTMENTS (Cost $2,513,423) - 76.1% (b)	$2,513,423
	Other Assets in Excess of Liabilities - 23.9%	790,752

	TOTAL NET ASSETS - 100.0%	$3,304,175

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,089,900.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Materials Select Sector SPDR® Fund	76,985	$3,014,840	(0.456%)	8/21/2014	$(11,445)
Deutsche Bank AG London	Materials Select Sector SPDR® Fund	166,200	5,262,210	(0.306%)	6/17/2016	1,380,142

			$8,277,050			$1,368,697

Direxion Daily Gold Miners Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 21.3%
	2,218,096	Market Vectors® Gold Miners ETF	$92,317,156

		TOTAL INVESTMENT COMPANIES (Cost $95,394,643)	$92,317,156

SHORT TERM INVESTMENTS - 76.3%
Money Market Funds - 76.3%
	324,579,495	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$324,579,495
	5,860,076	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	5,860,076

		TOTAL SHORT TERM INVESTMENTS (Cost $330,439,571)	$330,439,571

		TOTAL INVESTMENTS (Cost $425,834,214) - 97.6% (b)	$422,756,727
		Other Assets in Excess of Liabilities - 2.4% (c)	10,466,322

		TOTAL NET ASSETS - 100.0%	$433,223,049

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $330,439,571.
(c)	Includes $3,051,740 cash segregated as collateral for swap contracts at January 31, 2013.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)

Credit Suisse Securities (Europe) Limited	Market Vectors® Gold Miners ETF	8,586,102	$379,407,308	0.174%	7/8/2013	$(18,421,434)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	400,000	18,611,722	(0.456%)	7/19/2013	(1,791,275)
Citibank N.A.	Market Vectors® Gold Miners ETF	5,472,987	262,586,662	(0.406%)	2/19/2014	(33,014,255)
BNP Paribas	Market Vectors® Gold Miners ETF	1,554,200	70,569,596	(0.456%)	3/20/2014	(6,037,321)
BNP Paribas	Market Vectors® Gold Miners ETF	1,800,000	84,938,990	(0.456%)	6/19/2014	(10,079,701)
BNP Paribas	Market Vectors® Gold Miners ETF	1,300,000	59,816,962	(0.456%)	7/17/2014	(5,731,312)
BNP Paribas	Market Vectors® Gold Miners ETF	400,000	16,903,380	(0.456%)	8/21/2014	(255,808)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	9,495,956	432,347,761	(0.306%)	12/10/2015	(35,746,317)

			$1,325,182,381			$(111,077,423)

Direxion Daily Gold Miners Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 71.5%
Money Market Funds - 71.5%
11,108,699	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$11,108,699
5,310,079	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	5,310,079

	TOTAL SHORT TERM INVESTMENTS (Cost $16,418,778)	$16,418,778

	TOTAL INVESTMENTS (Cost $16,418,778) - 71.5% (b)	$16,418,778
	Other Assets in Excess of Liabilities - 28.5%	6,535,854

	TOTAL NET ASSETS - 100.0%	$22,954,632

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,418,778

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	Market Vectors® Gold Miners ETF	213,174	$10,067,663	(0.724%)	7/8/2013	$1,083,217
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	464,515	21,220,735	(0.044%)	7/16/2013	1,764,468
Citibank N.A.	Market Vectors® Gold Miners ETF	289,700	12,819,704	(0.394%)	4/3/2014	685,237
BNP Paribas	Market Vectors® Gold Miners ETF	159,858	8,574,050	(0.294%)	4/17/2014	1,912,797
BNP Paribas	Market Vectors® Gold Miners ETF	174,285	9,062,750	(0.294%)	5/15/2014	1,802,346
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	353,085	15,883,193	(0.294%)	12/10/2015	1,186,611

			$77,628,095			$8,434,676

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 21.3%
	49,000	Health Care Select Sector SPDR® Fund	$2,102,590

		TOTAL INVESTMENT COMPANIES (Cost $2,041,400)	$2,102,590

SHORT TERM INVESTMENTS - 41.6%
Money Market Funds - 41.6%
	2,565,557	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$2,565,557
	1,540,012	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1,540,012

		TOTAL SHORT TERM INVESTMENTS (Cost $4,105,569)	$4,105,569

		TOTAL INVESTMENTS (Cost $6,146,969) - 62.9% (b)	$6,208,159
		Other Assets in Excess of Liabilities - 37.1%	3,653,439

		TOTAL NET ASSETS - 100.0%	$9,861,598

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,105,569.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	140,670	$5,833,699	(0.505%)	5/29/2013	$211,829
Credit Suisse Securities (Europe) Limited	Health Care Select Sector SPDR® Fund	223,139	7,225,542	(0.506%)	8/16/2013	2,539,524
Deutsche Bank AG London	Health Care Select Sector SPDR® Fund	276,656	11,652,763	(0.306%)	10/3/2017	234,946

			$24,712,004			$2,986,299

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 19.2%
Oil and Gas Extraction - 17.9%
2,364	Anadarko Petroleum Corp.	$189,167
2,290	Apache Corp.	191,810
9,487	Bill Barrett Corp. (a)	151,507
3,769	Cabot Oil & Gas Corp.	198,928
5,409	Cenovus Energy, Inc.	179,795
10,651	Chesapeake Energy Corp.	214,937
11,484	Comstock Resources, Inc. (a)	167,552
3,397	Devon Energy Corp.	194,274
8,753	Encana Corp.	169,458
1,482	EOG Resources, Inc.	185,220
23,579	EXCO Resources, Inc.	151,141
27,389	Forest Oil Corp. (a)	190,627
21,829	Goodrich Pete Corp. (a)	216,981
48,994	Magnum Hunter Resources Corp. (a)	197,936
6,848	Newfield Exploration Co. (a)	202,016
1,763	Noble Energy, Inc.	190,034
5,944	QEP Resources, Inc.	174,456
9,017	Questar Corp.	209,465
54,438	Quicksilver Resources, Inc. (a)	149,160
2,839	Range Resources Corp.	190,696
26,325	SandRidge Energy, Inc. (a)	186,381
3,709	SM Energy Co.	215,716
5,356	Southwestern Energy Co. (a)	183,711
7,175	Statoil ASA ADR	190,353
15,819	Talisman Energy, Inc.	198,054
9,135	Ultra Petroleum Corp. (a)	166,440

		4,855,815

Real Estate - 0.6%
39,814	Penn Virginia Corp.	170,802

Utilities - 0.7%
3,113	EQT Corp.	184,943

	TOTAL COMMON STOCKS (Cost $5,054,090)	$5,211,560

SHORT TERM INVESTMENTS - 46.7%
Money Market Funds - 46.7%
7,549,171	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$7,549,171
5,100,708	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	5,100,708

	TOTAL SHORT TERM INVESTMENTS (Cost $12,649,879)	$12,649,879

	TOTAL INVESTMENTS (Cost $17,703,969) - 65.9% (c)	$17,861,439
	Other Assets in Excess of Liabilities - 34.1% (d)	9,254,777

	TOTAL NET ASSETS - 100.0%	$27,116,216

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2013.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,649,879.
(d)	Includes $318,444 cash segregated as collateral for swap contracts.

ADR - American Depository Receipt

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas Index™	229,692	$22,559,204	0.094%	5/31/2013	$249,162
Credit Suisse Securities (Europe) Limited	ISE-Revere Natural Gas Index™	379,070	37,704,355	0.044%	8/23/2013	29,689
Deutsche Bank AG London	ISE-Revere Natural Gas Index™	158,287	15,411,951	(0.356%)	7/17/2015	306,363

			$75,675,510			$585,214

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 69.3%
Money Market Funds - 69.3%
	1,176,702	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,176,702
	1,930,006	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,930,006

		TOTAL SHORT TERM INVESTMENTS (Cost $3,106,708)	$3,106,708

		TOTAL INVESTMENTS (Cost $3,106,708) - 69.3% (b)	$3,106,708
		Other Assets in Excess of Liabilities - 30.7% (c)	1,377,924

		TOTAL NET ASSETS - 100.0%	$4,484,632

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,106,708.
(c)	Includes $338,291 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	ISE-Revere Natural Gas IndexTM	36,018	$3,953,447	(0.544%)	7/8/2013	$362,544
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	70,342	6,960,502	(0.496%)	10/22/2013	(22,256)
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	29,183	3,087,292	(0.244%)	12/5/2015	182,755

			$14,001,241			$523,043

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
COMMON STOCKS - 19.1%
Broadcasting (except Internet) - 0.3%
	1,692	Liberty Interactive Corp. Class A (a)	35,972

Building Material and Garden Equipment and Supplies Dealers - 3.8%
	4,635	Home Depot, Inc.	310,174
	3,406	Lowe’s Companies, Inc.	130,075

			440,249

Clothing and Clothing Accessories Stores - 2.7%
	241	Abercrombie & Fitch Co. Class A	12,050
	593	American Eagle Outfitters, Inc.	11,985
	372	Ascena Retail Group, Inc. (a)	6,305
	508	Chicos FAS, Inc. (a)	9,108
	89	Dillard’s, Inc. Class A	7,512
	100	DSW, Inc. Class A	6,693
	460	Foot Locker, Inc.	15,801
	917	Gap, Inc.	29,968
	731	Limited Brands, Inc.	35,103
	476	Nordstrom, Inc.	26,289
	686	Ross Stores, Inc.	40,954
	2,242	TJX Companies, Inc.	101,295
	322	Urban Outfitters, Inc. (a)	13,778

			316,841

Electronics and Appliance Stores - 0.2%
	230	Aaron’s, Inc.	6,820
	815	Best Buy Co., Inc.	13,252
	377	GameStop Corp. Class A (a)	8,746
	25	Sears Hometown & Outlet Stores Com (a)	979

			29,797

Furniture and Home Furnishings Stores - 0.5%
	704	Bed Bath & Beyond, Inc. (a)	41,325
	291	Williams-Sonoma, Inc.	12,804

			54,129

General Merchandise Stores - 7.2%
	180	Big Lots, Inc. (a)	5,787
	1,312	Costco Wholesale Corp.	134,270
	559	Dollar General Corp. (a)	25,837
	702	Dollar Tree, Inc. (a)	28,073
	293	Family Dollar Stores, Inc.	16,613
	483	J.C. Penney Co., Inc.	9,819
	696	Kohl’s Corp.	32,218
	1,255	Macy’s, Inc.	49,585
	360	O’Reilly Automotive, Inc. (a)	33,354
	110	Sears Holdings Corp. (a)	5,165
	2,002	Target Corp.	120,941
	229	Tractor Supply Co.	23,740
	5,094	Wal-Mart Stores, Inc.	356,326

			841,728

Health and Personal Care Stores - 0.3%
	469	Sally Beauty Holdings, Inc. (a)	12,447
	190	Ulta Salon, Cosmetics & Fragrance, Inc.	18,586

			31,033

Merchant Wholesalers, Nondurable Goods - 0.1%
	162	Nu Skin Enterprises, Inc. Class A	6,862

Miscellaneous Store Retailers - 0.4%
	328	PetSmart, Inc.	21,454
	2,078	Staples, Inc.	28,011

			49,465

Motion Picture and Sound Recording Industries - 0.2%
168	Netflix, Inc. (a)	27,760

Motor Vehicle and Parts Dealers - 0.8%
223	Advance Auto Parts, Inc.	16,395
106	AutoNation, Inc. (a)	5,141
115	AutoZone, Inc. (a)	42,515
691	CarMax, Inc. (a)	27,239

		91,290

Nonstore Retailers - 2.5%
1,095	Amazon.com, Inc. (a)	290,723

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.1%
281	Dick’s Sporting Goods, Inc.	13,373

	TOTAL COMMON STOCKS (Cost $2,105,443)	$2,229,222

PREFERRED STOCKS - 0.0%(†)
Building Material and Garden Equipment and Supplies Dealers - 0.0% (†)
3	Orchard Supply Hardware Stores Corp. PFO 0.00% Series A (a)	6

	TOTAL PREFERRED STOCKS (Cost $2)	$6

SHORT TERM INVESTMENTS - 50.4%
Money Market Funds - 50.4%
5,916,956	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$5,916,956

	TOTAL SHORT TERM INVESTMENTS (Cost $5,916,956)	$5,916,956

	TOTAL INVESTMENTS (Cost $8,022,401) - 69.5% (c)	$8,146,184
	Other Assets in Excess of Liabilities - 30.5%	3,582,982

	TOTAL NET ASSETS - 100.0%	$11,729,166

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2013.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,916,956.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)

Credit Suisse Securities (Europe) Limited	Russell 1000® Retail Index	12,969	$21,557,529	(0.356%)	7/15/2013	$1,118,385
BNP Paribas	Russell 1000® Retail Index	1,575	2,848,130	(0.356%)	7/17/2014	122,126
BNP Paribas	Russell 1000® Retail Index	1,917	3,320,128	(0.356%)	8/21/2014	23,720
Deutsche Bank AG London	Russell 1000® Retail Index	2,433	2,866,569	(0.356%)	8/7/2015	1,439,054

			$30,592,356			$2,703,285

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 5.0%
Computer and Electronic Product Manufacturing - 4.2%
20,666	Advanced Micro Devices, Inc. (a)	$53,732
4,761	Altera Corp.	159,113
4,393	Avago Technologies Ltd.	157,138
9,524	Broadcom Corp. Class A	309,054
1,901	Cirrus Logic, Inc. (a)	53,665
3,375	Cree, Inc. (a)	145,631
915	Hittite Microwave Corp. (a)	56,163
15,759	Intel Corp.	331,568
1,189	InterDigital, Inc.	51,591
3,391	KLA-Tencor Corp.	186,200
4,646	Linear Technology Corp.	170,137
15,530	Marvell Technology Group Ltd. (a)	143,653
1,228	Mellanox Technologies Ltd. (a)	65,354
6,704	MEMC Electronic Materials, Inc. (a)	27,889
25,785	Micron Technology, Inc. (a)	194,935
1,528	MKS Instruments, Inc.	42,478
6,299	NXP Semiconductor NV (a)	188,907
841	Power Integrations, Inc.	31,453
654	Rubicon Technology, Inc. (a)	4,395
3,944	SanDisk Corp. (a)	197,161
1,233	Spreadtrum Communications, Inc. ADR	19,112
2,702	STMicroelectronics NV ADR	23,318
17,857	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	316,783
5,453	Teradyne, Inc. (a)	88,120
10,465	Texas Instruments, Inc.	346,181
1,137	Veeco Instruments, Inc. (a)	35,759
4,450	Xilinx, Inc.	162,381

		3,561,871

Machinery Manufacturing - 0.6%
27,319	Applied Materials, Inc.	352,688
4,391	Lam Research Corp. (a)	180,646

		533,334

Publishing Industries (except Internet) - 0.2%
12,871	NVIDIA Corp. (a)	157,798

	TOTAL COMMON STOCKS (Cost $4,656,262)	$4,253,003

SHORT TERM INVESTMENTS - 56.0%
Money Market Funds - 56.0%
19,390,783	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$19,390,783
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	1
27,992,795	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	27,992,795

	TOTAL SHORT TERM INVESTMENTS (Cost $47,383,579)	$47,383,579

	TOTAL INVESTMENTS (Cost $52,039,841) - 61.0% (c)	$51,636,582
	Other Assets in Excess of Liabilities - 39.0%	32,959,359

	TOTAL NET ASSETS - 100.0%	$84,595,941

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2013.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,383,579.

ADR - American Depository Receipt

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	PHLX Semiconductor Sector Index	253,413	$91,696,730	(0.206%)	10/14/2013	$13,471,015
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	339,507	124,383,031	(0.406%)	10/29/2013	16,091,187
Deutsche Bank AG London	PHLX Semiconductor Sector Index	11,685	4,856,833	(0.206%)	3/11/2015	(31,642)

			$220,936,594			$29,530,560

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 72.6%
Money Market Funds - 72.6%
	13,243,784	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$13,243,784
	1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1
	9,401,155	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	9,401,155

		TOTAL SHORT TERM INVESTMENTS (Cost $22,644,940)	$22,644,940

		TOTAL INVESTMENTS (Cost $22,644,940) - 72.6% (b)	$22,644,940
		Other Assets in Excess of Liabilities - 27.4% (c)	8,556,894

		TOTAL NET ASSETS - 100.0%	$31,201,834

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,644,940.
(c)	Includes $1,837,867 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	77,192	$30,122,233	0.056%	10/11/2013	$(1,755,670)
Credit Suisse Securities (Europe) Limited	PHLX Semiconductor Sector Index	58,678	22,241,379	(0.194%)	10/14/2013	(2,010,042)
Citibank N.A.	PHLX Semiconductor Sector Index	18,240	6,574,588	(0.294%)	4/24/2014	(993,305)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	72,689	29,589,602	(0.194%)	3/11/2015	(427,895)

			$88,527,802			$(5,186,912)

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 2.3%
60,896	Energy Select Sector SPDR® Fund	$4,710,306

	TOTAL INVESTMENT COMPANIES (Cost $4,750,436)	$4,710,306

SHORT TERM INVESTMENTS - 50.9%
Money Market Funds - 50.9%
106,045,327	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$106,045,327

	TOTAL SHORT TERM INVESTMENTS (Cost $106,045,327)	$106,045,327

	TOTAL INVESTMENTS (Cost $110,795,763) - 53.2% (b)	$110,755,633
	Other Assets in Excess of Liabilities - 46.8%	97,523,563

	TOTAL NET ASSETS - 100.0%	$208,279,196

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $106,045,327.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	Energy Select Sector Index	605,715	$396,250,603	(0.506%)	6/10/2013	$77,163,481
Citibank N.A.	Energy Select Sector Index	109,239	77,503,702	(0.456%)	12/30/2013	7,340,418
BNP Paribas	Energy Select Sector Index	45,873	33,400,872	(0.456%)	5/15/2014	2,308,987
BNP Paribas	Energy Select Sector Index	26,145	18,746,315	(0.456%)	7/17/2014	1,539,803
Deutsche Bank AG London	Energy Select Sector Index	12,254	9,050,814	(0.456%)	12/14/2014	458,103

			$534,952,306			$88,810,792

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 73.4%
Money Market Funds - 73.4%
56,158,338	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$56,158,338
4,342,688	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	4,342,688

	TOTAL SHORT TERM INVESTMENTS (Cost $60,501,026)	$60,501,026

	TOTAL INVESTMENTS (Cost $60,501,026) - 73.4% (b)	$60,501,026
	Other Assets in Excess of Liabilities - 26.6% (c)	21,904,215

	TOTAL NET ASSETS - 100.0%	$82,405,241

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $60,501,026.
(c)	Includes $2,212,538 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Energy Select Sector Index	18,604	$13,726,704	(0.044%)	7/30/2013	$(762,193)
Credit Suisse Securities (Europe) Limited	Energy Select Sector Index	142,698	103,039,080	0.006%	8/12/2013	(8,036,011)
Citibank N.A.	Energy Select Sector Index	71,782	52,414,042	(0.244%)	12/30/2013	(3,317,585)
Deutsche Bank AG London	Energy Select Sector Index	85,532	64,734,671	(0.044%)	9/23/2015	(1,647,575)

			$233,914,497			$(13,763,364)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 4.9%
Accommodation - 0.0% (†)
13,151	Host Hotels & Resorts, Inc.	$220,805

Administrative and Support Services - 0.0% (†)
821	Dun & Bradstreet Corp.	66,944
2,201	Equifax, Inc.	129,199
1,545	Lender Processing Services, Inc.	37,142

		233,285

Amusement, Gambling, and Recreation Industries - 0.0% (†)
1,437	Global Payments, Inc.	70,787

Beverage and Tobacco Product Manufacturing - 0.0% (†)
5,704	Loews Corp.	247,382

Computer and Electronic Product Manufacturing - 0.0% (†)
1,782	CoreLogic, Inc. (a)	46,760

Credit Intermediation and Related Activities - 2.1%
18,311	American Express Co.	1,076,870
3,793	Ameriprise Financial, Inc.	251,552
197,073	Bank Of America Corp.	2,230,866
832	Bank of Hawaii Corp.	40,011
21,811	Bank Of New York Mellon Corp.	592,387
636	BankUnited, Inc.	17,108
12,776	BB&T Corp.	386,857
471	BOK Financial Corp.	26,400
10,613	Capital One Financial Corp.	597,724
3,868	CapitalSource, Inc.	31,369
2,796	Capitol Federal Financial, Inc.	32,853
3,672	CIT Group, Inc. (a)	155,509
53,620	Citigroup, Inc.	2,260,619
3,597	Comerica, Inc.	123,593
1,442	Commerce Bancshares, Inc.	54,147
974	Cullen/Frost Bankers, Inc.	57,359
9,098	Discover Financial Services	349,272
2,644	East West Bancorp, Inc.	62,002
16,825	Fifth Third Bancorp	274,079
93	First Citizens BancShares, Inc. Class A	16,215
4,621	First Horizon National Corp.	47,180
6,449	First Niagara Financial Group, Inc.	50,560
1,865	First Republic Bank	66,562
890	FleetCor Technologies, Inc. (a)	53,258
3,672	Fulton Financial Corp.	39,988
9,658	Hudson City Bancorp, Inc.	82,576
69,612	JPMorgan Chase & Co.	3,275,244
17,430	KeyCorp	163,842
2,314	M&T Bank Corp.	237,625
6,527	MFA Financial, Inc.	58,678
8,030	New York Community Bancorp, Inc.	107,201
3,942	Northern Trust Corp.	202,895
6,144	People’s United Financial, Inc.	75,633
9,670	PNC Financial Services Group, Inc.	597,606
1,879	Popular, Inc. (a)	50,432
25,829	Regions Financial Corp.	200,950
889	Signature Bank (a)	65,724
8,451	SLM Corp.	142,737
8,935	State Street Corp.	497,233
9,841	SunTrust Banks, Inc.	279,189
809	SVB Financial Group (a)	53,693
14,384	Synovus Financial Corp.	37,111
2,966	TCF Financial Corp.	40,516
1,469	TFS Financial Corp. (a)	15,028
34,639	U.S. Bancorp	1,146,551
3,607	Valley National Bancorp	35,313
9,556	Visa, Inc. Class A	1,508,987
1,954	Washington Federal, Inc.	34,371
89,596	Wells Fargo & Co.	3,120,628
11,209	Western Union Co.	159,504
3,368	Zions Bancorporation	78,542

		21,162,149

Data Processing, Hosting and Related Services - 0.0% (†)
2,496	Fiserv, Inc. (a)	200,454
2,963	Total System Services, Inc.	68,890

		269,344

Forestry and Logging - 0.0% (†)
2,953	Plum Creek Timber Co., Inc.	142,276
9,828	Weyerhaeuser Co.	296,019

		438,295

Funds, Trusts, and Other Financial Vehicles - 0.1%
5,774	American Capital Ltd.	77,141
4,536	Ares Capital Corp.	81,239

		158,380

Insurance Carriers and Related Activities - 1.1%
6,194	ACE Ltd.	528,534
8,552	Aflac, Inc.	453,769
310	Alleghany Corp. (a)	111,783
665	Allied World Assurance Co. Holdings AG	56,412
8,970	Allstate Corp.	393,783
1,455	American Financial Group, Inc.	61,925
11,790	American International Group, Inc. (a)	446,016
132	American National Insurance Co.	10,192
5,969	Aon PLC	344,650
2,477	Arch Capital Group Ltd. (a)	114,982
2,168	Arthur J. Gallagher & Co.	80,108
1,308	Aspen Insurance Holdings Ltd.	44,616
1,483	Assurant, Inc.	56,710
3,134	Assured Guaranty Ltd.	56,819
1,891	Axis Capital Holdings Ltd.	72,369
32,567	Berkshire Hathaway, Inc. Class B (a)	3,156,719
2,138	Brown & Brown, Inc.	58,453
4,937	Chubb Corp.	396,490
2,670	Cincinnati Financial Corp.	113,315
483	CNA Financial Corp.	15,045
793	Endurance Specialty Holdings Ltd.	34,036
472	Erie Indemnity Co. Class A	33,672
965	Everest Re Group Ltd.	111,757
4,074	Fidelity National Financial, Inc. Class A	102,257
8,988	Genworth Financial, Inc. Class A (a)	82,420
824	Hanover Insurance Group, Inc.	34,245
8,062	Hartford Financial Services Group, Inc.	199,938
1,851	HCC Insurance Holdings, Inc.	71,597
901	Kemper Corp.	30,012
5,219	Lincoln National Corp.	151,247
177	Markel Corp. (a)	84,275
9,990	Marsh & McLennan Companies, Inc.	354,445
2,587	MBIA, Inc. (a)	22,274
490	Mercury General Corp.	19,404
15,556	MetLife, Inc.	580,861
4,745	Old Republic International Corp.	54,093
1,120	PartnerRE Ltd.	98,213
5,489	Principal Financial Group, Inc.	170,214
1,121	ProAssurance Corp.	50,490
11,176	Progressive Corp.	251,348
1,481	Protective Life Corp.	46,859
8,542	Prudential Financial, Inc.	494,411
1,348	Reinsurance Group of America, Inc.	77,362
881	RenaissanceRe Holdings Ltd.	75,449
812	StanCorp Financial Group, Inc.	31,579
1,800	Torchmark Corp.	100,278
7,114	Travelers Companies, Inc.	558,164
5,227	Unum Group	121,841
1,890	Validus Holdings Ltd.	68,815
2,029	W.R. Berkley Corp.	83,534
109	White Mountains Insurance Group Ltd.	60,022
5,700	XL Group PLC	158,004

		10,985,806

Management of Companies and Enterprises - 0.2%
3,181	Associated Banc-Corp	45,393
853	City National Corp.	45,175
8,995	Goldman Sachs Group, Inc.	1,330,000
15,812	Huntington Bancshares, Inc.	110,052
28,174	Morgan Stanley	643,776

		2,174,396

Professional, Scientific, and Technical Services - 0.2%
921	Alliance Data Systems Corp. (a)	145,150
2,284	Broadridge Financial Solutions, Inc.	53,834
821	FactSet Research System, Inc.	75,959
1,597	Jack Henry & Associates, Inc.	66,243
923	LPL Investment Holdings, Inc.	30,736
1,983	MasterCard, Inc. Class A	1,027,987
3,587	Moody’s Corp.	196,639

		1,596,548

Publishing Industries (except Internet) - 0.0% (†)
2,223	MSCI, Inc. Class A (a)	75,004
6,789	Thomson Reuters Corp.	208,015

		283,019

Real Estate - 0.8%
1,135	Alexandria Real Estate Equities, Inc.	82,288
1,890	American Campus Communities, Inc.	88,017
6,247	American Capital Agency Corp.	197,592
17,823	Annaly Capital Management, Inc.	265,027
2,624	Apartment Investment & Management Co. Class A	71,583
2,092	AvalonBay Communities, Inc.	271,521
2,819	Biomed Realty Trust, Inc.	57,367
2,740	Boston Properties, Inc.	288,467
2,620	Brandywine Realty Trust	33,353
1,403	BRE Properties, Inc.	71,385
1,468	Camden Property Trust	101,865

Real Estate (continued)
2,718	CBL & Associates Properties, Inc.	58,410
5,999	CBRE Group, Inc. Class A (a)	129,458
18,786	Chimera Investment Corp.	57,297
1,531	CommonWealth REIT	25,170
1,477	Corporate Office Properties Trust	39,081
4,344	DDR Corp.	72,067
2,227	Digital Realty Trust, Inc.	151,236
2,553	Douglas Emmett, Inc.	59,536
5,871	Duke Realty Corp.	90,472
755	Equity Lifestyle Properties, Inc.	54,058
5,935	Equity Residential	328,740
644	Essex Property Trust, Inc.	99,034
2,017	Extra Space Storage, Inc.	80,357
1,169	Federal Realty Investment Trust	123,739
2,738	Forest City Enterprises, Inc. (a)	46,300
9,656	General Growth Properties, Inc.	188,486
1,788	Hatteras Financial Corp.	48,419
8,267	HCP, Inc.	383,506
4,737	Health Care REIT, Inc.	297,673
937	Home Properties, Inc.	57,597
2,259	Hospitality Properties Trust	56,972
502	Howard Hughes Corp. (a)	36,144
800	Jones Lang LaSalle, Inc.	73,712
1,366	Kilroy Realty Corp.	68,163
7,441	Kimco Realty Corp.	154,550
1,894	Liberty Property Trust	74,188
2,424	Macerich Co.	144,761
1,606	Mack-Cali Realty Corp.	43,635
749	Mid-America Apartment Communities, Inc.	48,962
1,957	National Retail Properties, Inc.	62,663
3,159	Piedmont Office Realty Trust, Inc. Class A	61,063
989	Post Properties, Inc.	47,976
8,419	Prologis, Inc.	335,918
2,609	Public Storage	401,603
2,239	Rayonier, Inc.	120,548
898	Realogy Holdings Corp. (a)	40,203
3,273	Realty Income Corp.	142,965
1,645	Regency Centers Corp.	81,970
1,556	Retail Properties of America, Inc.	20,135
3,439	Senior Housing Properties Trust	82,846
5,545	Simon Property Group, Inc.	888,198
1,639	SL Green Realty Corp.	131,743
1,193	St. Joe Co. (a)	28,036
1,694	Tanger Factory Outlet Centers, Inc.	60,001
1,075	Taubman Centers, Inc.	87,613
4,524	UDR, Inc.	108,078
5,285	Ventas, Inc.	350,343
3,395	Vornado Realty Trust	286,742
2,216	Weingarten Realty Investors	63,909

		8,022,741

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
939	Affiliated Managers Group (a)	135,150
2,329	BlackRock, Inc.	550,297
1,599	CBOE Holdings, Inc.	54,174
19,648	Charles Schwab Corp.	324,781
6,077	CME Group, Inc.	351,493
5,224	E*TRADE Financial Corp. (a)	55,427
2,112	Eaton Vance Corp.	76,454
1,678	Federated Investors, Inc. Class B	39,701
2,546	Franklin Resources, Inc.	348,497
728	Interactive Brokers Group, Inc. Class A	10,410
1,330	IntercontinentalExchange, Inc. (a)	184,538
8,197	Invesco Ltd.	223,368
3,447	Janus Capital Group, Inc.	32,057
2,587	Jefferies Group, Inc.	51,559
2,091	Lazard Ltd. Class A	72,453
2,409	Legg Mason, Inc.	66,609
439	Morningstar, Inc.	29,716
2,130	NASDAQ OMX Group, Inc.	60,322
4,645	NYSE Euronext	160,578
2,079	Raymond James Financial, Inc.	92,786
2,510	SEI Investments Co.	67,670
4,665	T. Rowe Price Group, Inc.	333,314
4,242	TD Ameritrade Holding Corp.	82,252
721	Vantiv, Inc. (a)	15,011
1,579	Waddell & Reed Financial, Inc. Class A	62,686

		3,481,303

Telecommunications - 0.1%
7,216	American Tower Corp.	549,498
4,588	Fidelity National Information Services, Inc.	170,261

		719,759

Water Transportation - 0.0% (†)
772	Alexander & Baldwin, Inc. (a)	25,939

Wood Product Manufacturing - 0.0% (†)
3,609	Leucadia National Corp.	91,849

	TOTAL COMMON STOCKS (Cost $50,609,021)	$50,228,547

SHORT TERM INVESTMENTS - 54.9%
Money Market Funds - 54.9%
416,606,648	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$416,606,648
91,471,388	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	91,471,388
51,399,766	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	51,399,766

	TOTAL SHORT TERM INVESTMENTS (Cost $559,477,802)	$559,477,802

	TOTAL INVESTMENTS (Cost $610,086,823) - 59.8% (c)	$609,706,349
	Other Assets in Excess of Liabilities - 40.2%	408,875,990

	TOTAL NET ASSETS - 100.0%	$1,018,582,339

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2013.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $559,477,802.

Direxion Daily Financial Bull 3X Shares

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	262,700	$228,413,515	(0.806%)	5/22/2013	$23,124,981
Citibank N.A.	Russell 1000® Financial Services Index	489,420	389,407,242	(0.556%)	6/28/2013	80,651,641
Credit Suisse Securities (Europe) Limited	Russell 1000® Financial Services Index	1,075,490	778,206,009	(0.486%)	7/23/2013	261,887,175
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	408,117	363,700,317	(0.505%)	9/25/2013	25,576,023
BNP Paribas	Russell 1000® Financial Services Index	16,020	12,099,121	(0.456%)	12/19/2013	3,308,451
BNP Paribas	Russell 1000® Financial Services Index	102,700	83,104,794	(0.456%)	1/16/2014	15,552,414
BNP Paribas	Russell 1000® Financial Services Index	188,400	161,184,974	(0.456%)	3/20/2014	19,320,771
BNP Paribas	Russell 1000® Financial Services Index	28,200	24,314,954	(0.456%)	4/17/2014	2,662,767
BNP Paribas	Russell 1000® Financial Services Index	89,600	79,302,754	(0.456%)	5/15/2014	6,336,209
BNP Paribas	Russell 1000® Financial Services Index	28,900	25,431,594	(0.456%)	6/19/2014	2,138,517
BNP Paribas	Russell 1000® Financial Services Index	4,210	3,762,640	(0.456%)	7/17/2014	247,365
Deutsche Bank AG London	Russell 1000® Financial Services Index	466,090	427,632,994	(0.406%)	7/17/2014	16,167,892

			$2,576,560,908			$456,974,206

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 91.5%
Money Market Funds - 91.5%
375,814,024	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$375,814,024
59,635,761	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	59,635,761
63,186,570	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	63,186,570

	TOTAL SHORT TERM INVESTMENTS (Cost $498,636,355)	$498,636,355

	TOTAL INVESTMENTS (Cost $498,636,355) - 91.5% (b)	$498,636,355
	Other Assets in Excess of Liabilities - 8.5% (c)	46,157,140

	TOTAL NET ASSETS - 100.0%	$544,793,495

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $498,636,355.
(c)	Includes $1,962,839 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Russell 1000® Financial Services Index	166,420	$135,502,116	(0.544%)	6/28/2013	$(24,989,504)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	218,009	196,893,796	(0.395%)	9/25/2013	(10,993,596)
Credit Suisse Securities (Europe) Limited	Russell 1000® Financial Services Index	728,685	622,893,575	(0.344%)	1/27/2014	(76,001,066)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	264,900	252,063,319	(0.397%)	3/3/2014	(58,009)
BNP Paribas	Russell 1000® Financial Services Index	171,070	130,858,313	(0.594%)	12/19/2013	(34,586,740)
BNP Paribas	Russell 1000® Financial Services Index	11,300	9,382,547	(0.594%)	3/20/2014	(1,487,053)
BNP Paribas	Russell 1000® Financial Services Index	44,370	39,817,216	(0.594%)	7/17/2014	(2,521,297)
BNP Paribas	Russell 1000® Financial Services Index	30,700	29,206,743	(0.594%)	8/21/2014	(14,351)
Deutsche Bank AG London	Russell 1000® Financial Services Index	82,810	76,199,609	(0.294%)	8/21/2017	(2,671,013)

			$1,492,817,234			$(153,322,629)

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 7.5%
104,337	Vanguard REIT ETF	$7,122,044

	TOTAL INVESTMENT COMPANIES (Cost $7,074,988)	$7,122,044

SHORT TERM INVESTMENTS - 57.5%
Money Market Funds - 57.5%
49,439,633	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$49,439,633
5,151,739	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	5,151,739

	TOTAL SHORT TERM INVESTMENTS (Cost $54,591,372)	$54,591,372

	TOTAL INVESTMENTS (Cost $61,666,360) - 65.0% (b)	$61,713,416
	Other Assets in Excess of Liabilities - 35.0%	33,227,229

	TOTAL NET ASSETS - 100.0%	$94,940,645

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $54,591,372.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	MSCI US REIT Index	25,528	$22,855,349	(0.556)%	5/7/2013	$1,258,208
Credit Suisse Securities (Europe) Limited	MSCI US REIT Index	93,410	69,106,340	(0.456)%	7/23/2013	21,660,578
BNP Paribas	MSCI US REIT Index	29,412	26,874,168	(0.456)%	7/17/2014	723,147
Deutsche Bank AG London	MSCI US REIT Index	118,551	85,293,981	(0.406)%	7/17/2014	30,102,452
BNP Paribas	MSCI US REIT Index	29,613	27,854,279	(0.456)%	8/21/2014	(88,285)

			$231,984,117			$53,656,100

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 104.3%
Money Market Funds - 104.3%
10,782,927	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$10,782,927
4,690,036	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	4,690,036
1,541,729	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,541,729

	TOTAL SHORT TERM INVESTMENTS (Cost $17,014,692)	$17,014,692

	TOTAL INVESTMENTS (Cost $17,014,692) - 104.3% (b)	$17,014,692
	Liabilities in Excess of Other Assets - (4.3)% (c)	(707,543)

	TOTAL NET ASSETS - 100.0%	$16,307,149

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,014,692.
(c)	Includes $150,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	MSCI US REIT Index	4,834	$4,311,137	(0.544%)	8/14/2013	$(285,438)
Credit Suisse Securities (Europe) Limited	MSCI US REIT Index	9,493	7,555,213	(0.744%)	9/23/2013	(1,668,274)
Bank of America Merrill Lynch	MSCI US REIT Index	14,251	12,330,778	(0.495%)	9/25/2013	(1,458,127)
BNP Paribas	MSCI US REIT Index	12,899	12,589,852	(0.744%)	7/17/2014	(148,668)
Deutsche Bank AG London	MSCI US REIT Index	5,277	4,400,218	(0.694%)	7/17/2014	(679,933)
BNP Paribas	MSCI US REIT Index	5,480	4,427,615	(0.744%)	8/21/2014	(7,818)

			$45,614,813			$(4,248,258)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
	INVESTMENT COMPANIES - 5.4%
	270,745	Technology Select Sector SPDR Fund	$7,959,903

		TOTAL INVESTMENT COMPANIES (Cost $7,567,323)	$7,959,903

	SHORT TERM INVESTMENTS - 59.0%
	Money Market Funds - 59.0%
	70,692,136	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$70,692,136
	16,018,558	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	16,018,558

		TOTAL SHORT TERM INVESTMENTS (Cost $86,710,694)	$86,710,694

		TOTAL INVESTMENTS (Cost $94,278,017) - 64.4% (b)	$94,670,597
		Other Assets in Excess of Liabilities - 35.6%	52,334,693

		TOTAL NET ASSETS - 100.0%	$147,005,290

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $86,710,694.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	Technology Select Sector Index	691,475	$198,741,113	(0.506)%	5/20/2013	$6,254,587
BNP Paribas	Technology Select Sector Index	249,196	69,829,703	(0.456)%	1/16/2014	4,267,547
Bank of America Merrill Lynch	Technology Select Sector Index	215,515	63,726,554	(0.655)%	1/29/2014	(231,846)
BNP Paribas	Technology Select Sector Index	82,720	25,192,395	(0.456)%	3/20/2014	(690,797)
BNP Paribas	Technology Select Sector Index	18,474	5,378,879	(0.456)%	5/15/2014	82,294
Deutsche Bank AG London	Technology Select Sector Index	213,600	61,918,713	(0.706)%	5/10/2016	1,020,946

			$424,787,357			$10,702,731

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 65.6%
Money Market Funds - 65.6%
11,234,813	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$11,234,813
3,805,593	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	3,805,593

	TOTAL SHORT TERM INVESTMENTS (Cost $15,040,406)	$15,040,406

	TOTAL INVESTMENTS (Cost $15,040,406) - 65.6% (b)	$15,040,406
	Other Assets in Excess of Liabilities - 34.4%	7,881,203

	TOTAL NET ASSETS - 100.0%	$22,921,609

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,040,406.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	Technology Select Sector Index	124,090	$36,880,143	(0.044)%	1/8/2014	$142,161
Bank of America Merrill Lynch	Technology Select Sector Index	49,235	14,237,602	(0.345)%	1/29/2014	(280,668)
Deutsche Bank AG London	Technology Select Sector Index	60,250	17,704,989	(0.294)%	6/30/2014	(71,900)

			$68,822,734			$(210,407)

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 42.3%
Money Market Funds - 42.3%
1,114,678	Dreyfus Treasury Prime Cash Management 0.00% ††(a)	$1,114,678
630,186	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	630,186

	TOTAL SHORT TERM INVESTMENTS (Cost $1,744,864)	$1,744,864

	TOTAL INVESTMENTS (Cost $1,744,864) - 42.3% (b)	$1,744,864
	Other Assets in Excess of Liabilities - 57.7% (c)	2,378,465

	TOTAL NET ASSETS - 100.0%	$4,123,329

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,744,864.
(c)	Includes $660,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	26,611	$2,830,646	0.144%	2/12/2013	$23,724
Credit Suisse International	iShares Barclays 7-10 Year Treasury Bond Fund	41,381	4,386,800	0.050%	3/3/2014	3,730
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	48,596	4,865,700	0.644%	9/17/2015	474,794

			$12,083,146			$502,248

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 85.1%
Money Market Funds - 85.1%
35,386,661	Dreyfus Treasury Prime Cash Management 0.00% ††(a)	$35,386,661
8,091,526	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	8,091,526

	TOTAL SHORT TERM INVESTMENTS (Cost $43,478,187)	$43,478,187

	TOTAL INVESTMENTS (Cost $43,478,187) - 85.1% (b)	$43,478,187
	Other Assets in Excess of Liabilities - 14.9% (c)	7,583,085

	TOTAL NET ASSETS - 100.0%	$51,061,272

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,478,187.
(c)	Includes $423,240 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	302,340	$32,341,167	(0.644)%	2/12/2013	$187,808
Credit Suisse Securities (Europe) Limited	iShares Barclays 7-10 Year Treasury Bond Fund	331,278	35,631,831	(0.544)%	9/19/2013	325,505
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	810,153	78,906,525	(1.644)%	9/17/2015	(11,781,350)

			$146,879,523			$(11,268,037)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 56.0%
123,866	iShares Barclays 20+ Year Treasury Bond Fund	$14,531,959

	TOTAL INVESTMENT COMPANIES (Cost $14,745,581)	$14,531,959

SHORT TERM INVESTMENTS - 21.9%
Money Market Funds - 21.9%
5,697,471	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$5,697,471

	TOTAL SHORT TERM INVESTMENTS (Cost $5,697,471)	$5,697,471

	TOTAL INVESTMENTS (Cost $20,443,052) - 77.9% (b)	$20,229,430
	Other Assets in Excess of Liabilities - 22.1% (c)	5,747,639

	TOTAL NET ASSETS - 100.0%	$25,977,069

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,697,471.
(c)	Includes $1,947,368 cash segregated as collateral for swap contracts at January 31, 2013.

Long Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (Europe) Limited	iShares Barclays 20+ Year Treasury Bond Fund	255,770	$30,214,750	0.044%	9/19/2013	$269,223
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	19,325	2,458,151	(0.456%)	3/20/2014	(195,661)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	22,790	2,808,809	(0.456%)	4/17/2014	(139,700)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	8,950	1,067,322	(0.456%)	7/17/2014	(17,620)
Deutsche Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	233,563	27,647,826	0.094%	9/17/2015	(245,320)

			$64,196,858			$(329,078)

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

January 31, 2013 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 61.1%
Money Market Funds - 61.1%
	166,574,575	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$166,574,575
	29,160,829	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	29,160,829

		TOTAL SHORT TERM INVESTMENTS (Cost $195,735,404)	$195,735,404

		TOTAL INVESTMENTS (Cost $195,735,404) - 61.1% (b)	$195,735,404
		Other Assets in Excess of Liabilities - 38.9% (c)	124,456,265

		TOTAL NET ASSETS - 100.0%	$320,191,669

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2013.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $195,735,404.
(c)	Includes $1,263,158 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2013 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	948,340	$116,604,790	(0.644%)	5/10/2013	$3,912,133
Credit Suisse Securities (Europe) Limited	iShares Barclays 20+ Year Treasury Bond Fund	3,313,135	389,183,876	(0.544%)	9/19/2013	(10,729,379)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	1,387,000	168,079,945	(0.743%)	3/20/2014	4,869,939
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	132,510	16,447,826	(0.743%)	4/17/2014	859,207
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	83,580	10,244,023	(0.743%)	6/19/2014	427,871
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	51,160	6,241,806	(0.743%)	7/17/2014	234,959
Deutsche Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	2,271,991	270,280,308	(0.494%)	9/17/2015	3,670,473

			$977,082,574			$3,245,203

The cost basis of investments for federal income tax purposes at January 31, 2013 (Unaudited) was as follows*:

	Direxion All Cap Insider Sentiment Shares	Direxion S&P 500® DRRC Index Volatility Response Shares	Direxion NASDAQ-100® Equal Weighted Index Shares
Cost of investments	$4,432,323	$4,119,585	$2,049,095
Gross unrealized appreciation	$311,859	$491,356	$124,658
Gross unrealized depreciation	$(52,040)	$(51,636)	$(109,894)

Net unrealized appreciation/(depreciation)	$259,819	$439,720	$14,764

	Direxion Daily Total Market Bear 1X Fund	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares
Cost of investments	$300,156	$300,114	$602,497
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$(0)	$0	$0

	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Cost of investments	$1,410,098	$125,764,410	$137,519,721
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(74,247)	$(0)

Net unrealized appreciation/(depreciation)	$0	$(74,247)	$0

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
Cost of investments	$30,730,681	$10,611,282	$332,481,926
Gross unrealized appreciation	$326,684	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(90,040)

Net unrealized appreciation/(depreciation)	$326,684	$0	$(90,040)

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Cost of investments	$668,809,576	$63,198,970	$5,458,778
Gross unrealized appreciation	$0	$1,734,944	$0
Gross unrealized depreciation	$(0)	$(1,152,973)	$(0)

Net unrealized appreciation/(depreciation)	$0	$581,971	$0

	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares
Cost of investments	$16,758,147	$7,694,686	$222,133,759
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(13,733)	$(0)	$(181,864)

Net unrealized appreciation/(depreciation)	$(13,733)	$0	$(181,864)

	Direxion Daily Emerging Markets Bear 3X Shares	Direxion Daily India Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares
Cost of investments	$76,031,533	$22,550,055	$21,436,983
Gross unrealized appreciation	$0	$296,694	$37,128
Gross unrealized depreciation	$(0)	$(408,223)	$(346,307)

Net unrealized appreciation/(depreciation)	$0	$(111,529)	$(309,179)

	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares	Direxion Daily Basic Materials Bull 3X Shares
Cost of investments	$15,412,324	$5,053,541	$2,513,423
Gross unrealized appreciation	$73,752	$0	$0
Gross unrealized depreciation	$(302,398)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$(228,646)	$0	$0

	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares
Cost of investments	$425,834,214	$16,418,778	$6,146,969
Gross unrealized appreciation	$0	$0	$61,190
Gross unrealized depreciation	$(3,077,487)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$(3,077,487)	$0	$61,190

	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Retail Bull 3X Shares
Cost of investments	$17,811,725	$3,106,708	$8,025,219
Gross unrealized appreciation	$328,489	$0	$123,783
Gross unrealized depreciation	$(278,775)	$(0)	$(2,818)

Net unrealized appreciation/(depreciation)	$49,714	$0	$120,965

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Energy Bull 3X Shares
Cost of investments	$52,077,110	$22,644,940	$110,795,763
Gross unrealized appreciation	$10,772	$0	$0
Gross unrealized depreciation	$(451,300)	$(0)	$(40,130)

Net unrealized appreciation/(depreciation)	$(440,528)	$0	$(40,130)

	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Cost of investments	$60,501,026	$610,136,440	$498,636,355
Gross unrealized appreciation	$0	$168,713	$0
Gross unrealized depreciation	$(0)	$(598,804)	$(0)

Net unrealized appreciation/(depreciation)	$0	$(430,091)	$0

	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Technology Bull 3X Shares
Cost of investments	$61,666,360	$17,014,692	$94,278,017
Gross unrealized appreciation	$47,056	$0	$392,580
Gross unrealized depreciation	$(0)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$47,056	$0	$392,580

	Direxion Daily Technology Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Cost of investments	$15,040,406	$1,744,864	$43,478,187
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)

Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Cost of investments	$20,443,052	$195,735,404
Gross unrealized appreciation	$0	$0
Gross unrealized depreciation	$(213,622)	$(0)

Net unrealized appreciation/(depreciation)	$(213,622)	$0

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of January 31, 2013:

	Direxion All Cap Insider Sentiment Shares				Direxion S&P 500® DRRC Index Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,692,142	$—	$—	$4,692,142	$4,514,013	$—	$—	$4,514,013
Short-Term Investments	—	—	—	—	45,292	—	—	45,292

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion Daily Total Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,063,859	$—	$—	$2,063,859	$—	$—	$—	$—
Short-Term Investments	—	—	—	—	300,156	—	—	300,156
Other Financial Instruments**						(33,321)	—	(33,321)

	Direxion Daily 7-10 Year Treasury Bear 1X Shares				Direxion Daily 20+ Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$300,114	$—	$—	$300,114	$602,497	$—	$—	$602,497
Other Financial Instruments**	—	(22,305)	—	(22,305)	—	105,363	—	105,363

	Direxion Daily Total Bond Market Bear 1X Shares				Direxion Daily S&P 500® Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$19,883,603	$—	$—	$19,883,603
Short-Term Investments	1,410,098	—	—	1,410,098	105,806,560	—	—	105,806,560
Other Financial Instruments**		(203,761)	—	(203,761)	—	46,062,839	—	46,062,839

	Direxion Daily S&P 500® Bear 3X Shares				Direxion Daily Mid Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$7,638,212	$—	$—	$7,638,212
Short-Term Investments	137,519,721	—	—	137,519,721	23,419,153	—	—	23,419,153
Other Financial Instruments**	—	(38,366,166)	—	(38,366,166)	—	15,393,477	—	15,393,477

	Direxion Daily Mid Cap Bear 3X Shares				Direxion Daily Small Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$28,320,189	$—	$—	$28,320,189
Short-Term Investments	10,611,282	—	—	10,611,282	304,071,697	—	—	304,071,697
Other Financial Instruments**	—	(4,299,003)	—	(4,299,003)	—	221,119,731	—	221,119,731

	Direxion Daily Small Cap Bear 3X Shares				Direxion Daily China Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$—	$—	$—	$—	$10,683,728	$—	$—	$10,683,728
Short-Term Investments	668,809,576	—	—	668,809,576	53,097,213	—	—	53,097,213
Other Financial Instruments**	—	(160,819,872)	—	(160,819,872)	—	13,383,587	—	13,383,587

	Direxion Daily China Bear 3X Shares				Direxion Daily Developed Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$1,466,478	$—	$—	$1,466,478
Short-Term Investments	5,458,778	—	—	5,458,778	15,277,936	—	—	15,277,936
Other Financial Instruments**	—	(544,772)	—	(544,772)	—	8,388,990	—	8,388,990

	Direxion Daily Developed Markets Bear 3X Shares				Direxion Daily Emerging Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$38,843,821	$—	$—	$38,843,821
Short-Term Investments	7,694,686	—	—	7,694,686	183,108,074	—	—	183,108,074
Other Financial Instruments**	—	(2,699,058)	—	(2,699,058)	—	61,305,335	—	61,305,335

	Direxion Daily Emerging Markets Bear 3X Shares				Direxion Daily India Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$5,483,845	$—	$—	$5,483,845
Short-Term Investments	76,031,533	—	—	76,031,533	16,954,681	—	—	16,954,681
Other Financial Instruments**	—	(9,240,051)	—	(9,240,051)	—	7,124,261	—	7,124,261

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Russia Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$4,410,119	$—	$—	$4,410,119	$3,500,258	$—	$—	$3,500,258
Short-Term Investments	16,717,685	—	—	16,717,685	11,683,420	—	—	11,683,420
Other Financial Instruments**	—	6,688,255	—	6,688,255	—	8,730,288	—	8,730,288

	Direxion Daily Russia Bear 3X Shares				Direxion Daily Basic Materials Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$423,523	$—	$—	$423,523
Short-Term Investments	5,053,541	—	—	5,053,541	2,089,900	—	—	2,089,900
Other Financial Instruments**	—	461,918	—	461,918	—	1,368,697	—	1,368,697

	Direxion Daily Gold Miners Bull 3X Shares				Direxion Daily Gold Miners Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$92,317,156	$—	$—	$92,317,156	$—	$—	$—	$—
Short-Term Investments	330,439,571	—	—	330,439,571	16,418,778	—	—	16,418,778
Other Financial Instruments**	—	(111,077,423)	—	(111,077,423)	—	8,434,676	—	8,434,676

	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Natural Gas Related Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$—	$—	$—	$—	$5,211,560	$—	$—	$5,211,560
Investment Companies - Equity*	2,102,590	—	—	2,102,590	—	—	—	—
Short-Term Investments	4,105,569	—	—	4,105,569	12,649,879	—	—	12,649,879
Other Financial Instruments**	—	2,986,299	—	2,986,299	—	585,214	—	585,214

	Direxion Daily Natural Gas Related Bear 3X Shares				Direxion Daily Retail Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$—	$—	$—	$—	$2,229,222	$—	$—	$2,229,222
Preferred Stocks*	—	—	—	—	6	—	—	6
Short-Term Investments	3,106,708	—	—	3,106,708	5,916,956	—	—	5,916,956
Other Financial Instruments**	—	523,043	—	523,043	—	2,703,285	—	2,703,285

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,253,003	$—	$—	$4,253,003	$—	$—	$—	$—
Short-Term Investments	47,383,579	—	—	47,383,579	22,644,940	—	—	22,644,940
Other Financial Instruments**	—	29,530,560	—	29,530,560	—	(5,186,912)	—	(5,186,912)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$4,710,306	$—	$—	$4,710,306	$—	$—	$—	$—
Short-Term Investments	106,045,327	—	—	106,045,327	60,501,026	—	—	60,501,026
Other Financial Instruments**	—	88,810,792	—	88,810,792	—	(13,763,364)	—	(13,763,364)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$50,228,547	$—	$—	$50,228,547	$—	$—	$—	$—
Short-Term Investments	559,477,802	—	—	559,477,802	498,636,355	—	—	498,636,355
Other Financial Instruments**	—	456,974,206	—	456,974,206	—	(153,322,629)	—	(153,322,629)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Daily Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$7,122,044	$—	$—	$7,122,044	$—	$—	$—	$—
Short-Term Investments	54,591,372	—	—	54,591,372	17,014,692	—	—	17,014,692
Other Financial Instruments**	—	53,656,100	—	53,656,100	—	(4,248,258)	—	(4,248,258)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$7,959,903	$—	$—	$7,959,903	$—	$—	$—	$—
Short-Term Investments	86,710,694	—	—	86,710,694	15,040,406	—	—	15,040,406
Other Financial Instruments**	—	10,702,731	—	10,702,731	—	(210,407)	—	(210,407)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,744,864	$—	$—	$1,744,864	$43,478,187	$—	$—	$43,478,187
Other Financial Instruments**	—	502,248	—	502,248	—	(11,268,307)	—	(11,268,307)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income*	$14,531,959	$—	$—	$14,531,959	$—	$—	$—	$—
Short-Term Investments	5,697,471	—	—	5,697,471	195,735,404	—	—	195,735,404
Other Financial Instruments**	—	(329,078)	—	(329,078)	—	3,245,203	—	3,245,203

*	For further detail on each asset class, see the Schedule of Investments.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Direxion Shares ETF Trust

By (Signature and Title) /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date March 28, 2013

By (Signature and Title) /s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date March 28, 2013